o BT INVESTMENT FUNDS o


                           LIFECYCLE LONG RANGE FUND
                            LIFECYCLE MID RANGE FUND
                           LIFECYCLE SHORT RANGE FUND


                               SEMI-ANNUAL REPORT
                               ------------------
                                SEPTEMBER o 1998

BT Investment Funds

Table of Contents



        Letter to Shareholders                                       3

        BT Investment Funds
          Statements of Assets and Liabilities                       9
          Statements of Operations                                  10
          Statements of Changes in Net Assets                       11
          Financial Highlights                                      13
          Notes to Financial Statements                             16

        Asset Management Portfolios
          Schedule of Portfolio Investments                         18
          Statements of Assets and Liabilities                      27
          Statements of Operations                                  28
          Statements of Changes in Net Assets                       29
          Financial Highlights                                      30
          Notes to Financial Statements                             31


                                ---------------
The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Bankers Trust Company. The Funds are subject to investment risks, including possible loss of principal amount invested.
                                ---------------

BT Investment Funds

Letter to Shareholders


We are pleased to present you with this semi-annual report for the BT Investment Lifecycle Long Range, Mid Range, and Short Range Funds (the "Funds"), providing a review of the markets, the Portfolios, and our outlook as well as a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.


MARKET ACTIVITY
U.S. Markets
Interest rates fell over the Funds' semi-annual period, declining for several reasons:
o The U.S. government generated a $70 billion budget surplus, eliminating the deficit for the first time in almost 30 years.
o The crisis in Asian equity markets led to concerns about whether U.S. economic growth would slow, whether inflation would stay benign, and whether deflationary forces would be felt.
o Based on well-publicized financial troubles in key countries, such as Russia and Japan, global economies seemed more interwoven than ever--and more uncertain than ever.
o Anticipation was high that the Federal Reserve Board would have to ease its official monetary policy.
In fact, the Federal Reserve Board did lower the fed funds rate by 25 basis points on September 29th, bringing it to 5.25%.

Global economic turmoil created a flight to quality that supported a U.S. bond market rally, but also generated significant volatility within the equity markets.
o The low inflation trend has been exceptionally supportive of lower bond yields in the U.S. for the past two years, aided by declining commodity prices, modest wage growth, strong productivity gains, and a vigilant central bank.
o Equity investors tended to turn their focus away from smaller, growth-oriented stocks and toward large cap names and more value-oriented stocks.

U.S. Equities
Equities in general were on a roller coaster, as concerns roiling the markets during the previous six months only heightened during this semi-annual period.
o Large cap stocks, even with a -6.97% return from the S&P 500 Index for the six months, led the U.S. equity market, as investor sentiment kept an overwhelming premium on the liquidity and perceived safety of blue-chip, growth-oriented industry leaders. Midcap stocks, as measured by the S&P 400 MidCap Index, returned -16.09%, and small cap stocks, as measured by the Russell 2000 Index, were impacted the most, suffering a -23.87% return.
o Following a robust rally in the preceding quarter, renewed fears of a Federal Reserve Board interest rate increase drove the market lower during the second calendar quarter.
o The volatility of the third calendar quarter was highlighted by several factors:
  - Russia's financial collapse and fresh concerns of contagion to Latin America from Asia's ongoing financial crisis were added to investors' list of troublesome events.
  - There was renewed focus on slowing growth in U.S. corporate earnings and in the overall economy, as widely reported problems in high technology and basic industries spread to major global consumer companies, such as Coca Cola and Gillette.
  - News of major U.S. and European financial institutions' direct exposure to emerging markets and their secondary exposure to hedge funds that aggressively place leverage bets abroad began to spread.
In all, investor sentiment, punctuated by fear and uncertainty, kept larger caps in the lead through July. In August, the larger caps finally succumbed to the negative sentiment, bringing all of the market sectors down with them. This ultimately set the market up for a short-term relief rally in September.

U.S. Bonds
The U.S. bond market rallied during the semi-annual period, continuing the bullish trend in place since early 1997 and trading up even further as investors sought a haven of safety from the worldwide economic uncertainty. Overall, the yield curve flattened.
o U.S. Treasuries were the primary beneficiaries of the high-volume flight to quality, benefiting from both foreign investors and domestic equity investors seeking relative stability. Municipal bonds rallied as well, though not quite to the same extent.
o Yield spreads on corporate and asset-backed securities continued to widen with investor concerns about the negative domestic credit implications of the financial crisis in foreign markets.
o The mortgage-backed sector also lagged duration-matched Treasuries, as the expectation of high prepayments was renewed.

International Markets
Most of the world's developed equity markets enjoyed a record-setting pace through mid-July, but emerging market uncertainties spoiled this trend for the remainder of the third calendar quarter. Market watchers initially viewed the sell-off as an over-reaction to localized events, but in time it became increasingly apparent that the G7 nations would not be immune to such contagion. Although no single event led to the massive correction experienced this summer, several bonfires contributed in a significant way. These included:
o Russian political, financial and economic turmoil
o Japanese indecisiveness regarding methods for stimulating its economy and dealing with bankrupt financial institutions
o global bank exposure to foundering hedge funds
o weaker U.S. corporate earnings amidst high price/earnings multiples
o moves toward impeachment proceedings against President Clinton
o potential for foreign loan defaults in Brazil and the potential devaluation of its currency, the real, and
o election jitters in Germany.

Furthermore, world markets were disappointed that the U.S. Federal Reserve Board reduced its key discount rate by only 0.25% at the end of September. Although the Fed's behavior in recent years has been to move in such increments, market pundits had expected a half percent move in recognition of the rapidly weakening economic outlook both at home and abroad.

International bond markets were also impacted by most of the same factors mentioned above, punctuated toward the end of the period by Russia defaulting on its domestic debt only weeks after entering into a new International Monetary Fund (IMF)-assisted bailout.

Cash
The U.S. dollar had been rather irrepressible for most of the semi-annual period, standing strong versus most currencies, including the Japanese yen, the German mark, and the British pound. Toward the end of the third calendar quarter, even the U.S. dollar temporarily joined the ranks of dramatically plunging assets, adding further confusion to the already volatile financial markets. In part, recent softBT Investment Funds Letter to Shareholdersness in the "greenback" may reflect the growing realization that the

BT Investment Funds

Letter to Shareholders


U.S. will ultimately be the effective guardian of the world's financial system by heading up bailout efforts of emerging economies and leading the way on interest rate cuts.

INVESTMENT REVIEW
The Funds each outperformed its Lipper category average for the semi-annual period ended September 30, 1998. The Lifecycle Short Range and Lifecycle Mid Range Funds also outperformed their benchmarks, and the Lifecycle Long Range, underperformed its benchmark by just 0.35%.

Given the financial markets' volatility in a very difficult environment, the Funds remained relatively close to their benchmark weightings in U.S. stocks and either neutral or overweight in the rallying U.S. bond sector. The U.S. equity portion of the Funds' portfolios did not match S&P 500 Index performance in the semi-annual period, nor did the fixed income portion of the Funds' portfolios match the Salomon Broad Investment Grade (BIG) Index# in the six month period. While our decision to invest in international securities in general also detracted from relative performance, superior country selection added value enough to offset the negative impact. This, along with our decision to overweight international bonds late in the third calendar quarter helped performance sufficiently to bring each Fund either above or close to matching its benchmark. Individual security selection in all asset classes also remained strong.

o The Lifecycle Long Range Fund's asset weightings were 48% in U.S. equities, 32% in U.S. bonds, 9% in international bonds, 4% in international equities, and 7% in cash and other short-term instruments as of September 30, 1998.

o The Lifecycle Mid Range Fund's asset weightings were 33% in U.S. equities, 47% in U.S. bonds, 10% in international bonds, 4% in international equities, and 6% in cash and other short-term instruments as of September 30, 1998.

o The Lifecycle Short Range Fund's asset weightings were 12% in U.S. equities, 51% in U.S. bonds, 9% in international bonds, 3% in international equities, and 25% in cash and other short-term instruments as of September 30, 1998.

MANAGER OUTLOOK
Despite the unsettled state of the financial markets and widespread global problems, we still expect respectable growth in both Western Europe and North America next year--about 2% or a bit more. In the U.S., this moderate growth scenario is actually ideal from the Federal Reserve Board's point of view, given the super-heated labor market. If the weaker tone in the U.S. currency continues, growth prospects would be boosted in the U.S.

Concerns over credit quality will undoubtedly continue to weigh heavily on investment decisions. In this context, the desire for liquidity and perceived safety will probably keep short-term rates on government securities low relative to the stance of monetary policy. While we see the Fed and other major central banks alert to the possible need for easier policy, we expect further moves on official interest rates, but incremental and modest ones through year end. High quality government bonds likely will remain in demand, while lower-rated borrowers will probably have to continue to pay significant risk premia. More stringent borrowing requirements will, in turn, tend to slow economy activity and to pinch profits. In the U.S., equities already have had to contend with a squeeze on corporate profit mar-


--------------------------------------------------------------------------------------------------------------
 Periods ended September 30, 1998                  Cumulative Total Returns       Average Annual Total Returns
--------------------------------------------------------------------------------------------------------------
                                             Past 6   Past 1   Past 3    Since     Past 1   Past 3      Since
                                             months    year    years   inception    year    years    inception
--------------------------------------------------------------------------------------------------------------
BT Investment Lifecycle Long Range Fund*     -1.42%   10.83%   61.09%    84.92%    10.82%   17.23%     13.45%
 (inception 11/16/93)
Asset Allocation Index--Long Range**         -1.07%   10.10%   56.60%    91.92%    10.10%   16.13%     14.44%
Lipper Flexible Portfolio Average***         -6.79%    2.20%   43.89%    74.82%     2.20%   12.76%     12.02%
--------------------------------------------------------------------------------------------------------------
BT Investment Lifecycle Mid Range Fund*       1.46%   11.42%   50.20%    63.36%    11.42%   14.52%     10.40%
 (inception 10/14/93)
Asset Allocation Index--Mid Range**           1.24%    9.90%   44.24%    69.12%     9.90%   12.99%     11.28%
Lipper Flexible Portfolio Average***         -6.79%    2.20%   43.89%    72.47%     2.20%   12.76%     11.50%
--------------------------------------------------------------------------------------------------------------
BT Investment Lifecycle Short Range Fund*     4.35%   11.61%   38.92%    47.75%    11.61%   11.58%      8.19%
 (inception 10/15/93)
Asset Allocation Index--Short Range**         3.48%    9.53%   32.47%    49.66%     9.53%    9.83%      8.55%
Lipper Income Average***                     -4.17%    2.92%   38.74%    63.93%     2.92%   11.46%     10.47%

----------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** The Asset Allocation index is comprised of the following indices:S&P 500, Salomon Broad Investment Grade Bond, T-Bill 3-month. Indices are unmanaged, and investments cannot be made in an index.
*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
# The Salomon Broad Investment Grade Index covers an all-inclusive universe of institutionally-traded U.S. Treasury, agency, mortgage and corporate securities.

BT Investment Funds

Letter to Shareholders


gins borne of accelerating labor costs. The profit picture is likely to worsen as economic growth slows somewhat in 1999.

Internationally, we believe the unprecedented volatility of not only emerging markets but their mature counterparts as well points to a need to pare risk and to revisit the fundamental facts that can contribute to outperformance. We continue to believe that economic and monetary union will be a driver for European strength; Japan is unlikely to effect a long-lasting resolution to its economic quagmire; and caution is still the word for emerging markets, including Asia ex-Japan, particularly in the global credit crunch scenario.

Although we expect future periods of volatility in the markets while global economic events run their course, there have been several developments in the last few weeks that indicate an improving investment outlook. These include easing of monetary policy yet again by the U.S. Federal Reserve Board, some progress on Japanese bank reform, and a slight reversal of the recent credit crunch.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to achieve the Funds' objective.

We value your ongoing support of the BT Investment Lifecycle Funds and look forward to continuing to serve your investment needs in the years ahead.


                                /s/ Philip Green
                                ________________
                                  Philip Green
                            Portfolio Manager of the
                                Lifecycle Funds
                               September 30, 1998

BT Investment Lifecycle Long Range Fund

Letter to Shareholders

                    Diversification of Portfolio Investments
                    By Asset Class as of September 30, 1998
                    (percentages are based on market value)


                [Pie Chart Appears Here - See Plot Points Below]

                              Stocks                    52%
                              Short Term Instruments     7%
                              Bonds                     41%


This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

  Five Largest Common Stock Holdings
      Pfizer, Inc.
      Merck & Co., Inc.
      General Electric Co.
      Cisco Systems, Inc.
      Johnson & Johnson

  Five Largest Fixed Income Securities
      FNMA TBA, 7.50%, 9/01/21
      US Treasury Note, 5.625%, 5/15/08
      FNMA TBA, 6.50%, 4/01/23
      GNMA TBA, 7.50%, 9/01/21
      FHLB, 5.125%, 9/15/03


Objective
Seeks high total return with reduced risk over the long term by investing in stocks, bonds and short term instruments.

Investment Instruments
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.


Performance Comparison

Comparison of Change in
Value of a $10,000 Investment
in the BT Investment
Lifecycle Long Range Fund,
the Asset Allocation Index-
Long Range and the S&P 500
Index since November 30,
1993.

---------------------------------------
   Total Return for the Period
     Ended September 30, 1998

  One year        Since 11/16/93*
   10.38%            13.45%**

* The Fund's inception date.
** Annualized.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
---------------------------------------


                  [Graph appears here - See plot points below]


                  BT Investment Lifecycle   Asset Allocation      S&P 500
                     Long Range Fund       Index--Long Range+      Index
                  -----------------------  ------------------     -------

          Nov-93        $10,000                 $10,000           $10,000
          Dec-93         10,101                  10,089            10,121
          Mar-94          9,680                   9,789             9,737
          Jun-94          9,534                   9,788             9,778
          Sep-94          9,698                  10,082            10,256
          Dec-94          9,735                  10,111            10,254
          Mar-95         10,319                  10,843            11,253
          Jun-95         11,000                  11,658            12,328
          Sep-95         11,479                  12,256            13,308
          Dec-95         11,973                  12,867            14,109
          Mar-96         12,321                  13,180            14,867
          Jun-96         12,686                  13,545            15,534
          Sep-96         13,074                  13,889            16,014
          Dec-96         13,867                  14,693            17,348
          Mar-97         14,032                  14,908            17,813
          Jun-97         15,662                  16,525            20,925
          Sep-97         16,686                  17,432            22,490
          Dec-97         17,062                  17,917            23,136
          Mar-98         18,759                  19,400            26,363
          Jun-98         18,492                  19,192            24,524
          Sep-98         18,492                  19,192            24,524



Past performance is not indicative of future performance. The S&P 500 Index is an indicator of general market performance. Indices are unmanaged and investments may not be made in an index.

----------
+ Asset allocation Index-Long Range is comprised of the following:
    55% S&P 500 Index
    35% Salomon Broad Investment Grade Bond Index
    10% T-Bill 3-Month Index

BT Investment Lifecycle Mid Range Fund

Letter to Shareholders

                    Diversification of Portfolio Investments
                    By Asset Class as of September 30, 1998
                    (percentages are based on market value)

                [Pie Chart Appears Here - See Plot Points Below]


                          Stocks                  37%
                          Short Term Instruments   6%
                          Bonds                   57%


Five Largest Common Stock Holdings
      Pfizer, Inc.
      Merck & Co., Inc.
      General Electric Co.
      Cisco Systems, Inc.
      Johnson & Johnson

Five Largest Fixed Income Securities
      GNMA TBA, 7.50%, 9/01/21
      US Treasury Note, 5.625%, 5/15/08
      FNMA,6.50%, 4/01/23
      FHLB, 5.125%, 9/15/03
      US Treasury Bond, 5.50%, 8/15/28

This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.


Objective
Seeks long term capital growth, current income and growth of income consistent with reasonable investment risk.

Investment Instruments
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.


Performance Comparison

Comparison of Change in
Value of a $10,000 Investment
in the BT Investment
Lifecycle Mid Range Fund,
the Asset Allocation Index-
Mid Range and the S&P 500
Index since October 31, 1993.


--------------------------------------
   Total Return for the Period
    Ended September 30, 1998

   One year      Since 10/14/93*
    11.42%          10.40%**

* The Fund's inception date.
** Annualized.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
--------------------------------------


                  [Graph Appears Here - See Plot Points Below]


                  BT Investment Lifecycle   Asset Allocation      S&P 500
                      Mid Range Fund        Index--Mid Range+      Index
                  -----------------------   -----------------     -------

          Oct-93        $10,000                 $10,000           $10,000
          Dec-93          9,955                  10,006            10,024
          Mar-94          9,503                   9,766             9,644
          Jun-94          9,410                   9,757             9,685
          Sep-94          9,515                   9,971            10,158
          Dec-94          9,544                  10,017            10,156
          Mar-95         10,002                  10,611            11,145
          Jun-95         10,551                  11,286            12,210
          Sep-95         10,876                  11,724            13,180
          Dec-95         11,314                  12,236            13,974
          Mar-96         11,466                  12,396            14,724
          Jun-96         11,756                  12,650            15,385
          Sep-96         12,040                  12,934            15,861
          Dec-96         12,637                  13,523            17,182
          Mar-97         12,746                  13,658            17,642
          Jun-97         13,899                  14,732            20,725
          Sep-97         14,662                  15,388            22,275
          Dec-97         14,979                  15,792            22,914
          Mar-98         16,101                  16,705            26,111
          Jun-98         16,336                  16,912            24,290
          Sep-98         16,336                  16,912            24,290

Past performance is not indicative of future performance. The S&P 500 Index is an indicator of general market performance. Indices are unmanaged and investments may not be made in an index.

----------
+ Asset allocation Index-Mid Range is comprised of the following:
    35% S&P 500 Index
    45% Salomon Broad Investment Grade Bond Index
    20% T-Bill 3-Month Index

BT Investment Lifecycle Short Range Fund

Letter to Shareholders


                    Diversification of Portfolio Investments
                    By Asset Class as of September 30, 1998
                    (percentages are based on market value)


                [Pie Chart Appears Here - See Plot Points Below]


                           Stocks                  15%
                           Short Term Instruments  25%
                           Bonds                   60%


This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.


Five Largest Common Stock Holdings
      Pfizer, Inc.
      Merck & Co., Inc.
      General Electric Co.
      Cisco Systems, Inc.
      BankAmerica Corp.

Five Largest Fixed Income Securities
      FNMA,6.50%, 4/01/23
      US Treasury Note, 5.625%, 5/15/08
      FNMA, 5.625%, 3/15/01
      US Treasury Bond, 5.50%, 8/15/28
      FNMA TBA, 7.00%, 9/01/21


Objective
Seeks high income over the long term consistent with conservation of capital.

Investment Instruments
Primarily common stocks, corporate and government issued intermediate- to long-term bonds, various government agency issued asset-backed securities, and all types of domestic and foreign securities and money market instruments.



Performance Comparison

Comparison of Change in
Value of a $10,000 Investment
in the BT Investment
Lifecycle Short Range Fund,
the Asset Allocation Index-
Short Range and the S&P 500
Index since October 31, 1993.


-------------------------------------
    Total Return for the Period
      Ended September 30, 1998

     One Year   Since 10/15/93*
      11.61%        8.19%**

* The Fund's inception date.
** Annualized.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
-------------------------------------


                  [Graph Appears Here - See Plot Points Below]


                  BT Investment Lifecycle   Asset Allocation      S&P 500
                     Short Range Fund      Index--Short Range+     Index
                  -----------------------  -------------------    -------

          Oct-93        $10,000                 $10,000           $10,000
          Dec-93          9,956                  10,004            10,024
          Mar-94          9,654                   9,818             9,644
          Jun-94          9,534                   9,800             9,685
          Sep-94          9,580                   9,935            10,158
          Dec-94          9,616                   9,996            10,156
          Mar-95          9,951                  10,461            11,145
          Jun-95         10,399                  11,006            12,210
          Sep-95         10,635                  11,297            13,180
          Dec-95         11,003                  11,719            13,974
          Mar-96         11,014                  11,742            14,724
          Jun-96         11,231                  11,898            15,385
          Sep-96         11,427                  12,128            15,861
          Dec-96         11,861                  12,530            17,182
          Mar-97         11,929                  12,595            17,642
          Jun-97         12,692                  13,215            20,725
          Sep-97         13,236                  13,664            22,275
          Dec-97         13,490                  13,999            22,914
          Mar-98         14,158                  14,463            26,111
          Jun-98         14,775                  14,966            24,290
          Sep-98         14,775                  14,966            24,290


Past performance is not indicative of future performance. The S&P 500 Index is an indicator of general market performance. Indices are unmanaged and investments may not be made in an index.

----------
+ Asset allocation Index-Short Range is comprised of the following:
    15% S&P 500 Index
    55% Salomon Broad Investment Grade Bond Index
    30% T-Bill 3-Month Index

BT Investment Funds

Statements of Assets and Liabilities September 30, 1998 (unaudited)

                                                                           Long Range       Mid Range    Short Range
                                                                          ------------     -----------   -----------
Assets
  Investment in Portfolio, at Value*                                      $129,637,812     $84,103,016   $57,316,425
  Receivable for Shares of Beneficial Interest Subscribed                      173,524         211,184       231,415
  Prepaid Expenses and Other                                                     8,306           8,499         3,847
                                                                          ------------     -----------   -----------
Total Assets                                                               129,819,642      84,322,699    57,551,687
                                                                          ------------     -----------   -----------
Liabilities
  Due to Bankers Trust                                                          41,634          26,143        16,776
  Payable for Shares of Beneficial Interest Redeemed                         7,308,566       5,489,969     1,571,635
  Accrued Expenses and Other                                                    19,537          12,196        12,252
                                                                          ------------     -----------   -----------
Total Liabilities                                                            7,369,737       5,528,308     1,600,663
                                                                          ------------     -----------   -----------
Net Assets                                                                $122,449,905     $78,794,391   $55,951,024
                                                                          ============     ===========   ===========
Composition of Net Assets
  Paid-in Capital                                                         $ 96,418,820     $64,419,490   $51,421,379
  Undistributed Net Investment Income                                          268,897         358,663       278,133
  Undistributed Net Realized Gain from Investments,
   Foreign Currency Transactions, Forward Foreign Currency Contracts
   and Futures Contracts                                                    25,026,827      14,949,696     3,794,327
  Net Unrealized Appreciation (Depreciation) on:
   Investments, Foreign Currency, and Forward Foreign Currency
   Contracts                                                                 2,484,300          82,873     1,097,368
   Futures Contracts                                                        (1,748,939)     (1,016,331)     (640,183)
                                                                          ------------     -----------   -----------
Net Assets                                                                $122,449,905     $78,794,391   $55,951,024
                                                                          ============     ===========   ===========
Net Asset Value, Offering and Redemption Price Per Share (net assets
 divided by shares outstanding)                                           $      14.16     $     12.31   $     11.09
                                                                          ============     ===========   ===========
Shares Outstanding ($0.001 par value per share, unlimited number of
 shares of beneficial interest authorized)                                   8,647,771       6,401,970     5,045,994
                                                                          ============     ===========   ===========

----------
* Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.


               See Notes to Financial Statements on Pages 16 and 17

BT Investment Funds

Statements of Operations For the six month period ended September 30, 1998 (unaudited)

                                                                          Long Range       Mid Range    Short Range
Investment Income
  Income, net*                                                           $ 2,263,332      $ 1,532,067    $1,126,450
                                                                         -----------      -----------    ----------
Expenses
  Administration and Services Fees                                           484,587          297,408       176,110
  Professional Fees                                                            7,566              881           881
  Trustees Fees                                                                1,405            1,155         1,451
  Miscellaneous                                                                4,614            5,263         4,819
                                                                         -----------      -----------    ----------
  Total Expenses                                                             498,172          304,707       183,261
  Less Expenses Absorbed by Bankers Trust                                   (199,965)        (121,687)      (74,885)
                                                                         -----------      -----------    ----------
    Net Expenses                                                             298,207          183,020       108,376
                                                                         -----------      -----------    ----------
Net Investment Income                                                      1,965,125        1,349,047     1,018,074
                                                                         -----------      -----------    ----------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 Transactions, Forward Foreign Currency Contracts and Futures Contracts
  Net Realized Gain (Loss) from:
    Investments, Foreign Currency Transactions and Forward Foreign
       Currency Contracts                                                    373,473          271,418       251,558
    Futures Contracts                                                      2,863,711        2,688,850     1,202,705

  Net Change in Unrealized Appreciation/Depreciation on:
    Investments, Foreign Currency Transactions and Forward Foreign
       Currency Contracts                                                 (4,235,695)      (1,064,399)      877,585
    Futures Contracts                                                     (2,752,656)      (1,714,490)     (993,116)
                                                                         -----------      -----------    ----------
Net Realized and Unrealized Gain (Loss) on Investments, Foreign
 Currency Transactions, Forward Foreign Currency Contracts
 and Futures Contracts                                                    (3,751,167)         181,379     1,338,732
                                                                         -----------      -----------    ----------
Net Increase (Decrease) in Net Assets from Operations                    $(1,786,042)     $ 1,530,426    $2,356,806
                                                                         ===========      ===========    ==========

----------
* Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

              See Notes to Financial Statements on Pages 16 and 17

BT Investment Funds

Statements of Changes in Net Assets

                                                                                                 Long Range
                                                                                   -------------------------------------
                                                                                        For the              For the
                                                                                    six months ended        year ended
                                                                                   September 30, 1998+    March 31, 1998
                                                                                   -------------------    --------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                               $  1,965,125         $  2,771,153
  Net Realized Gain from Investments, Foreign Currency Transactions, Forward
   Foreign Currency Contracts and Futures Contracts                                      3,237,184           22,301,816
  Net Change in Unrealized Appreciation/Depreciation on Investments,
   Foreign Currency Transactions, Forward Foreign Currency Contracts and
   Futures Contracts                                                                    (6,988,351)           5,919,462
                                                                                      ------------         ------------
  Net Increase (Decrease) in Net Assets from Operations                                 (1,786,042)          30,992,431
                                                                                      ------------         ------------
Distributions to Shareholders
  Net Investment Income                                                                 (2,000,723)          (2,687,805)
  Net Realized Gain from Investment Transactions                                                --           (7,578,208)
                                                                                      ------------         ------------
Total Distributions                                                                     (2,000,723)         (10,266,013)
                                                                                      ------------         ------------
Capital Transactions in Shares of Beneficial Interest
  Proceeds from Sales of Shares                                                         50,519,411           50,397,372
  Dividend Reinvestments                                                                 2,013,222           10,265,694
  Cost of Shares Redeemed                                                              (65,096,936)         (20,879,846)
                                                                                      ------------         ------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest     (12,564,303)          39,783,220
                                                                                      ------------         ------------
Total Increase (Decrease) in Net Assets                                                (16,351,068)          60,509,638
Net Assets
Beginning of Period                                                                    138,800,973           78,291,335
                                                                                      ------------         ------------
End of Period (includes undistributed net investment income of $268,897 and $304,495,
  respectively)                                                                       $122,449,905         $138,800,973
                                                                                      ============         ============

                                                                                                   Mid Range
                                                                                   -------------------------------------
                                                                                        For the              For the
                                                                                    six months ended        year ended
                                                                                   September 30, 1998+    March 31, 1998
                                                                                   -------------------    --------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                               $  1,349,047         $  2,627,618
  Net Realized Gain from Investments, Foreign Currency Transactions,
   Forward Foreign Currency Contracts and Futures Contracts                              2,960,268           14,607,347
  Net Change in Unrealized Appreciation/Depreciation on Investments,
   Foreign Currency Transactions, Forward Foreign Currency Contracts and
   Futures Contracts                                                                    (2,778,889)           1,032,026
                                                                                      ------------         ------------
  Net Increase in Net Assets from Operations                                             1,530,426           18,266,991
                                                                                      ------------         ------------
Distributions to Shareholders
  Net Investment Income                                                                 (1,354,685)          (2,559,223)
  Net Realized Gain from Investment Transactions                                                --           (5,705,614)
                                                                                      ------------         ------------
Total Distributions                                                                     (1,354,685)          (8,264,837)
                                                                                      ------------         ------------
Capital Transactions in Shares of Beneficial Interest
  Proceeds from Sales of Shares                                                         18,634,481           26,695,260
  Dividend Reinvestments                                                                 1,353,207            8,264,111
  Cost of Shares Redeemed                                                              (36,472,131)         (11,724,934)
                                                                                      ------------         ------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest     (16,484,443)          23,234,437
                                                                                      ------------         ------------
Total Increase (Decrease) in Net Assets                                                (16,308,702)          33,236,591
Net Assets
Beginning of Period                                                                     95,103,093           61,866,502
                                                                                      ------------         ------------
End of Period (includes undistributed net investment income of $358,663 and $364,301,
  respectively)                                                                       $ 78,794,391         $ 95,103,093
                                                                                      ============         ============

----------
+ Unaudited


              See Notes to Financial Statements on Pages 16 and 17

BT Investment Funds

Statements of Changes in Net Assets

                                                                                                 Short Range
                                                                                   -------------------------------------
                                                                                        For the              For the
                                                                                    six months ended        year ended
                                                                                   September 30, 1998+    March 31, 1998
                                                                                   -------------------    --------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                               $  1,018,074         $  1,591,572
  Net Realized Gain from Investments, Foreign Currency Transactions,
   Forward Foreign Currency Contracts and Futures Contracts                              1,454,263            4,102,263
  Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign
   Currency Transactions, Forward Foreign Currency Contracts and
   Futures Contracts                                                                      (115,531)             976,474
                                                                                      ------------         ------------
  Net Increase in Net Assets from Operations                                             2,356,806            6,670,309
                                                                                      ------------         ------------
Distributions to Shareholders
  Net Investment Income                                                                   (998,390)          (1,605,565)
  Net Realization Gain from Investment Transactions                                             --           (3,088,812)
                                                                                      ------------         ------------
  Total Distributions                                                                     (998,390)          (4,694,377)
                                                                                      ------------         ------------
Capital Transactions in Shares of Beneficial Interest
  Proceeds from Sales of Shares                                                         22,106,158           18,129,387
  Dividend Reinvestments                                                                   972,375            4,694,376
  Cost of Shares Redeemed                                                              (17,893,521)          (7,943,616)
                                                                                      ------------         ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest                  5,185,012           14,880,147
                                                                                      ------------         ------------
Total Increase in Net Assets                                                             6,543,428           16,856,079
Net Assets
Beginning of Period                                                                     49,407,596           32,551,517
                                                                                      ------------         ------------
End of Period (includes undistributed net investment income of $278,133 and $258,449,
  respectively)                                                                       $ 55,951,024         $ 49,407,596
                                                                                      ============         ============

-----------
+ Unaudited

              See Notes to Financial Statements on Pages 16 and 17

BT Investment Funds

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the Lifecycle Long Range Fund.

                                                                                Long Range
                                               -----------------------------------------------------------------------
                                                                                                      For the period
                                                For the six                                          November 16, 1993
                                               months ended        For the years ended March 31,       (Commencement
                                               September 30,    -----------------------------------  of Operations) to
                                                   1998+         1998     1997      1996      1995     March 31, 1994
                                               -------------    ------   ------    ------    ------  -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period             $  14.57     $  11.96   $11.32    $10.07   $ 9.68         $10.00
                                                 --------     --------   ------    ------   ------         ------
Income from Investment Operations
  Net Investment Income                              0.21         0.32     0.35      0.37     0.30           0.02
  Net Realized and Unrealized Gain (Loss) on
    Investments, Foreign Currency Transactions,
    Forward Foreign Currency Contracts and
    Futures Contracts                               (0.41)        3.57     1.18      1.54     0.32          (0.34)
                                                 --------     --------   ------    ------   ------         ------
Total from Investment Operations                    (0.20)        3.89     1.53      1.91     0.62          (0.32)
                                                 --------     --------   ------    ------   ------         ------
Distributions to Shareholders
  Net Investment Income                             (0.21)       (0.33)   (0.39)    (0.38)   (0.23)            --
  Net Realized Gain from Investment Transactions       --        (0.95)   (0.50)    (0.28)      --             --
                                                 --------     --------   ------    ------   ------         ------
Total Distributions                                 (0.21)       (1.28)   (0.89)    (0.66)   (0.23)            --
                                                 --------     --------   ------    ------   ------         ------
Net Asset Value, End of Period                   $  14.16     $  14.57   $11.96    $11.32   $10.07         $ 9.68
                                                 ========     ========   ======    ======   ======         ======
Total Investment Return                             (1.42)%      33.69%   13.88%    19.41%    6.60%         (8.42)%*
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)       $ 122,450    $ 138,801  $78,291   $56,012  $13,366        $ 5,203
  Ratios to Average Net Assets:
    Net Investment Income                            2.64%*       2.57%    2.73%     3.58%    3.41%          2.69%*
    Expenses, Including Expenses of the Asset
      Management Portfolio                           1.00%*       1.00%    1.00%     1.00%    1.00%          1.00%*
    Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust                               0.42%*       0.45%    0.48%     0.60%    0.91%          6.00%*

----------
* Annualized
+ Unaudited

              See Notes to Financial Statements on Pages 16 and 17

BT Investment Funds

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each indicated for the Lifecycle Mid Range Fund.

                                                                               Mid Range
                                               -----------------------------------------------------------------------
                                                                                                      For the period
                                                For the six                                          October 14, 1998
                                               months ended      For the years ended March 31,        (Commencement
                                               September 30,  -------------------------------------  of Operations) to
                                                   1998+       1998       1997      1996      1995     March 31, 1994
                                               -------------  ------     ------    ------    ------  -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period               $12.32     $10.80     $10.48    $ 9.61   $ 9.45         $ 10.00
                                                  -------     ------     ------    ------   ------         -------
Income from Investment Operations
  Net Investment Income                              0.20       0.37       0.42      0.41     0.37            0.11
  Net Realized and Unrealized Gain (Loss) on
    Investments, Foreign Currency Transactions,
    Forward Foreign Currency Contracts and
    Futures Contracts                               (0.02)      2.36       0.72      0.96     0.11           (0.60)
                                                  -------     ------     ------    ------   ------         -------
Total from Investment Operations                     0.18       2.73       1.14      1.37     0.48           (0.49)
                                                  -------     ------     ------    ------   ------         -------
Distributions to Shareholders
  Net Investment Income                             (0.19)     (0.37)     (0.44)    (0.44)   (0.32)          (0.06)
  Net Realized Gain from Investment Transactions       --      (0.84)     (0.38)    (0.06)      --              --
                                                  -------     ------     ------    ------   ------         -------
Total Distributions                                 (0.19)     (1.21)     (0.82)    (0.50)   (0.32)          (0.06)
                                                  -------     ------     ------    ------   ------         -------
Net Asset Value, End of Period                     $12.31     $12.32     $10.80    $10.48   $ 9.61         $  9.45
                                                  =======     ======     ======    ======   ======         =======
Total Investment Return                              1.46%     26.33%     11.16%    14.65%    5.24%         (10.48)%*
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)         $78,794    $95,103    $61,867   $51,466  $25,733        $ 19,170
  Ratios to Average Net Assets:
    Net Investment Income                            2.95%*     3.31%      3.48%     4.15%    4.01%           2.77%*
    Expenses, Including Expenses of the Asset
      Management Portfolio II                        1.00%*     1.00%      1.00%     1.00%    1.00%           1.00%*
    Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust                               0.43%*     0.48%      0.55%     0.58%    0.76%           1.10%*

----------
* Annualized
+ Unaudited


            See Notes to Financial Statements on Pages 16 and 17

BT Investment Funds

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the Lifecycle Short Range Fund.


                                                                              Short Range
                                               -----------------------------------------------------------------------
                                                                                                      For the period
                                                For the six                                          October 15, 1993
                                               months ended        For the years ended March 31,       (Commencement
                                               September 30,   -----------------------------------   of Operations) to
                                                   1998+        1998      1997      1996     1995     March 31, 1994
                                               -------------   ------    ------    ------   ------  -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period             $10.82        $10.31    $10.03    $ 9.50   $ 9.60        $10.00
                                                 ------        ------    ------    ------   ------        ------
Income from Investment Operations
  Net Investment Income                            0.20          0.44      0.48      0.45     0.41          0.13
  Net Realized and Unrealized Gain (Loss) on
    Investments, Foreign Currency Transactions,
    Forward Foreign Currency Contracts and
    Futures Contracts                              0.27          1.39      0.34      0.54    (0.13)        (0.47)
                                                 ------        ------    ------    ------   ------        ------
Total from Investment Operations                   0.47          1.83      0.82      0.99     0.28         (0.34)
                                                 ------        ------    ------    ------   ------        ------
Distributions to Shareholders
  Net Investment Income                           (0.20)        (0.46)    (0.54)    (0.46)   (0.37)        (0.06)
  Net Realized Gain from Investment
    Transactions                                     --         (0.86)       --        --    (0.01)           --
                                                 ------        ------    ------    ------   ------        ------
Total Distributions                               (0.20)        (1.32)    (0.54)    (0.46)   (0.38)        (0.06)
                                                 ------        ------    ------    ------   ------        ------
Net Asset Value, End of Period                   $11.09        $10.82    $10.31    $10.03   $ 9.50        $ 9.60
                                                 ======        ======    ======    ======   ======        ======
Total Investment Return                            4.35%        18.68%     8.32%    10.67%    3.08%        (7.39)%*
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)       $55,951       $49,408   $35,552   $28,899  $21,137       $17,582
  Ratios to Average Net Assets:
    Net Investment Income                          3.79%*        4.06%     4.24%     4.64%    4.47%         3.12%*
    Expenses, Including Expenses of the Asset
      Management Portfolio III                     1.00%*        1.00%     1.00%     1.00%    1.00%         1.00%*
    Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust                             0.45%*        0.58%     0.65%     0.65%    0.82%         1.12%*

----------
* Annualized
+ Unaudited

              See Notes to Financial Statements on Pages 16 and 17

BT Investment Funds

Notes to Financial Statements (unaudited)
Note 1--Organization and Significant Accounting Policies

A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21,1986, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Lifecycle Long Range Fund, Mid Range Fund and Short Range Fund (each a "Fund", and collectively, the "Funds") are three of the funds offered to investors by the Trust. The Funds commenced operations and began offering shares of beneficial interest on the following dates:

                     Commencement of
                 Operations and Issuance
Fund             of Beneficial Interest
----             -----------------------
Long Range          November 16, 1993
Mid Range            October 14, 1993
Short Range          October 15, 1993

The Long Range Fund, Mid Range Fund and Short Range Fund invest substantially all of their investable assets in the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio Ill (each a "Portfolio" and collectively, the "Portfolios"), respectively. The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolio. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At September 30, 1998, the Long Range Fund's investment was approximately 20% of the Asset Management Portfolio, the Mid Range Fund's investment was 100% of the Asset Management Portfolio II and the Short Range Fund's investment was 100% of the Asset Management Portfolio Ill.

The financial statements of each of the Portfolios, including the Statement of Assets and Liabilities, are contained elsewhere in this report and should be read in conjunction with these financial statements.

B. Investment Income
Each Fund earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Distributions
It is each Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

D. Federal Income Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Each of the Funds may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of .65% of each Fund's average daily net assets.

The Trust has entered into a distribution agreement with ICC Distributors, Inc. ("ICC") under which ICC will serve as distributor for shares sold on behalf of the Funds.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund, to the extent necessary, to limit all expenses to .40% of the average daily net assets of each Fund, excluding expenses of the respective Portfolios and 1.00% of the average daily net assets of each Fund, including expenses of the respective Portfolios.

The Trust is a participant with other affiliated entities in a revolving credit facility (the "revolver") and a discretionary demand line of credit facility collectively (the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six-month period ended September 30, 1998.

BT Investment Funds

Notes to Financial Statements (continued) (unaudited)


Note 3--Shares of Beneficial Interest

At September 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    For the six-month period ended September 30, 1998*
                       ----------------------------------------------------------------------------------
                              Long Range                    Mid Range                Short Range
                       --------------------------   -------------------------   -------------------------
                         Shares         Amount        Shares        Amount        Shares        Amount
                       ----------    ------------   ----------   ------------   ----------   ------------
Sold                    3,424,929    $ 50,519,411    1,493,769   $ 18,634,481    2,013,887   $ 22,106,158
Reinvested                140,038       2,013,222      108,283      1,353,207       87,825        972,375
Redeemed               (4,442,058)    (65,096,936)  (2,922,286)   (36,472,131)  (1,622,794)   (17,893,521)
                       ----------    ------------   ----------   ------------   ----------   ------------
Increase/(Decrease)      (877,091)   $(12,564,303)  (1,320,234)  $(16,484,443)     478,918   $  5,185,012
                       ==========    ============   ==========   ============   ==========   ============


                                    For the year ended March 31, 1997
                       ----------------------------------------------------------------------------------
                              Long Range                    Mid Range                Short Range
                       --------------------------   -------------------------   -------------------------
                         Shares         Amount        Shares        Amount        Shares        Amount
                       ----------    ------------   ----------   ------------   ----------   ------------
Sold                   3,788,806     $ 50,397,372   2,274,374    $ 26,695,260   1,697,739    $18,129,387
Reinvested               766,800       10,265,694     711,292       8,264,111     448,659      4,694,376
Redeemed              (1,578,278)     (20,879,846)   (991,588)    (11,724,934)   (737,866)    (7,943,616)
                       ----------    ------------   ---------    ------------   ---------    -----------
Increase               2,977,328     $ 39,783,220   1,994,078    $ 23,234,437   1,408,532    $14,880,147
                       ==========    ============   =========    ============   =========    ===========

----------
* Unaudited

Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1998 (unaudited)



 Shares               Description                          Value
 ------               -----------                          -----

        COMMON STOCKS - 36.99%
        Aerospace - 0.11%
 17,600 Boeing Co.                                     $    603,900
  2,352 Raytheon Co. - Class A                              121,874
                                                       ------------
                                                            725,774
                                                       ------------

        Airlines - 0.34%
 28,600 AMR Corp. *                                       1,585,513
  6,800 Delta Air Lines, Inc.                               661,300
                                                       ------------
                                                          2,246,813
                                                       ------------

        Auto Related - 0.82%
 28,500 Chrysler Corp.                                    1,364,437
 53,000 Dana Corp.                                        1,977,562
 36,900 General Motors Corp.                              2,017,968
                                                       ------------
                                                          5,359,967
                                                       ------------

        Banks - 2.18%
 97,000 BankAmerica Corp.                                 5,832,125
109,800 Bank of Boston Corp.                              3,623,400
 92,800 Chase Manhattan Corp.                             4,013,600
  7,700 Citicorp                                            715,618
                                                       ------------
                                                         14,184,743
                                                       ------------

        Beverages - 1.07%
 37,200 Coca-Cola Co.                                     2,143,650
 27,400 Coca-Cola Enterprises, Inc.                         691,850
127,400 PepsiCo, Inc.                                     3,750,338
 13,800 Seagram Company Ltd.                                395,887
                                                       ------------
                                                          6,981,725
                                                       ------------

        Chemicals and Toxic Waste - 1.59%
 19,200 Air Products and Chemicals, Inc.                    571,200
 82,200 Du Pont (E.I.) de Nemours & Co.                   4,613,475
 84,500 Monsanto Co.                                      4,763,687
 16,900 Solutia, Inc.                                       381,306
                                                       ------------
                                                         10,329,668
                                                       ------------

        Computer Services - 1.39%
 65,000 Cendant Corp. *                                     755,625
 78,250 Cisco Systems, Inc. *                             7,255,242
 40,700 Seagate Technology, Inc. *                        1,020,043
                                                       ------------
                                                          9,030,910
                                                       ------------

        Computer Software - 1.16%
 22,800 BMC Software, Inc. *                              1,369,425
 55,275 Computer Associates International, Inc.           2,045,175
 28,400 Microsoft Corp. *                                 3,125,775
 35,625 Oracle Corp. *                                    1,037,578
                                                       ------------
                                                          7,577,953
                                                       ------------

        Diversified - 1.35%
114,900 AlliedSignal, Inc.                                4,064,587
 28,200 SUPERVALU, Inc.                                     657,412
 21,400 Textron, Inc.                                     1,297,375
 36,200 United Technologies Corp.                         2,767,038
                                                       ------------
                                                          8,786,412
                                                       ------------

        Drugs - 3.42%
 45,600 Lilly (Eli) & Co.                                 3,571,050
 58,600 Merck & Co., Inc.                                 7,592,362
104,600 Pfizer, Inc.                                     11,081,062
                                                       ------------
                                                         22,244,474
                                                       ------------



 Shares               Description                          Value
 ------               -----------                          -----

        Electrical Equipment - 1.59%
 48,400 Emerson Electric Co.                           $  3,012,900
 92,200 General Electric Co                               7,335,662
                                                       ------------
                                                         10,348,562
                                                       ------------

        Electronics - 1.15%
 51,400 Analog Devices, Inc. *                              825,612
 46,000 Intel Corp.                                       3,944,500
 23,900 LSI Logic Corp. *                                   301,737
 38,400 Motorola, Inc.                                    1,639,200
 23,000 Xilinx, Inc. *                                      805,000
                                                       ------------
                                                          7,516,049
                                                       ------------

        Entertainment - 0.21%
 54,081 Disney (Walt) Co.                                 1,368,925
                                                       ------------

        Environmental Control - 0.11%
 47,000 U.S. Filter Corp. *                                 752,000
                                                       ------------

        Financial Services - 1.78%
 29,900 Associates First Capital Corp. - Class A          1,950,975
 72,000 Freddie Mac                                       3,559,500
 41,100 First Data Corp.                                    965,850
 39,400 MBNA Corp.                                        1,127,825
 20,400 Merrill Lynch & Co., Inc.                           966,450
 21,800 T Rowe Price Associates                             640,375
 62,949 Travelers Group, Inc.                             2,360,588
                                                       ------------
                                                         11,571,563
                                                       ------------

        Foods - 1.33%
 89,000 Bestfoods                                         4,310,938
 11,125 Corn Products International, Inc. *                 280,906
 59,500 Sara Lee Corp.                                    3,213,000
 10,875 Sodexho Marriott Services, Inc.                     326,250
 12,730 Tricon Global Restaurants, Inc. *                   496,470
                                                       ------------
                                                          8,627,564
                                                       ------------

        Healthcare - 1.04%
 16,800 Abbott Laboratories                                 729,750
 77,500 Johnson & Johnson                                 6,064,375
                                                       ------------
                                                          6,794,125
                                                       ------------

        Hospital Supplies and Healthcare - 0.94%
 36,700 Baxter International, Inc.                        2,183,650
 39,600 Becton, Dickinson & Company                       1,628,550
 54,600 U. S. Surgical Corp.                              2,276,138
                                                       ------------
                                                          6,088,338
                                                       ------------

        Hotel/Motel - 0.32%
 87,000 Marriott International, Inc. *                    2,077,125
                                                       ------------

        Household Products - 0.99%
 21,800 Clorox Co.                                        1,798,500
 65,400 Procter & Gamble Co.                              4,639,313
                                                       ------------
                                                          6,437,813
                                                       ------------

        Insurance - 1.21%
 63,675 American International Group, Inc.                4,902,975
 14,600 General Re Corp.                                  2,963,800
                                                       ------------
                                                          7,866,775
                                                       ------------


            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1998 (unaudited)


 Shares               Description                          Value
 ------               -----------                          -----

        Metals - 0.11%
 20,000 Alcan Aluminum Co. Ltd.                        $    468,750
 21,600 Freeport-McMoRan Copper & Gold, Inc.-
          Class B                                           256,500
                                                       ------------
                                                            725,250
                                                       ------------

        Office Equipment and Computers - 1.04%
 38,200 Hewlett-Packard Co.                               2,022,213
 26,400 International Business Machines Corp.             3,379,200
 15,900 Xerox Corp.                                       1,347,525
                                                       ------------
                                                          6,748,938
                                                       ------------

        Oil Equipment and Services - 0.21%
 25,400 Apache Corp.                                        681,038
 13,200 Schlumberger Ltd.                                   664,125
                                                       ------------
                                                          1,345,163
                                                       ------------

        Oil - Domestic - 0.75%
  5,800 Atlantic Richfield Co.                              411,438
 16,927 Burlington Resources, Inc.                          632,647
 54,600 ENSCO International, Inc.                           590,363
 26,900 Noble Drilling Corp. *                              396,775
 14,300 Phillips Petroleum Co.                              645,288
 61,400 Unocal Corp.                                      2,225,750
                                                       ------------
                                                          4,902,261
                                                       ------------

        Oil - International - 2.06%
 17,400 Amoco Corp.                                         937,425
 11,600 Chevron Corp.                                       975,125
 41,900 Exxon Corp.                                       2,940,856
 15,200 Mobil Corp.                                       1,154,250
 65,600 Royal Dutch Petroleum Co.                         3,124,200
 68,000 Texaco, Inc.                                      4,262,750
                                                       ------------
                                                         13,394,606
                                                       ------------


        Paper and Forest Products - 0.35%
 29,400 Champion International Corp.                        920,588
 28,900 International Paper Co.                           1,347,463
                                                       ------------
                                                          2,268,051
                                                       ------------

        Printing and Publishing - 0.54%
 44,500 McGraw-Hill Companies, Inc.                       3,526,625
                                                       ------------

        Railroads - 0.32%
 64,800 Burlington Northern Santa Fe                      2,073,600
                                                       ------------

        Retail - 1.60%
 72,538 Dollar General Corp.                              1,931,324
 31,200 Federated Department Stores, Inc. *               1,134,900
 61,800 Lowe's Companies, Inc.                            1,966,013
 18,500 Nine West Group, Inc. *                             176,907
 26,400 Tiffany & Co.                                       828,300
 80,000 Wal-Mart Stores, Inc.                             4,370,000
                                                       ------------
                                                         10,407,444
                                                       ------------

        Telecommunications - 1.87%
 81,700 AT&T Corp.                                        4,774,344
 58,700 Comcast Corp. - Class A                           2,755,231
 71,400 MCI WorldCom, Inc.                                3,489,668
 15,700 Sprint Corp.                                      1,130,400
                                                       ------------
                                                         12,149,643
                                                       ------------


 Shares               Description                          Value
 ------               -----------                          -----

        Tobacco - 0.77%
109,100 Philip Morris Companies, Inc.                  $  5,025,419
                                                       ------------

        Utility - Electric - 1.16%
 16,900 American Electric Power Co.                         824,931
 11,900 Dominion Resources, Inc.                            531,038
 21,500 FirstEnergy Corp.                                   667,844
 30,400 FPL Group, Inc.                                   2,118,500
 36,400 PG&E Corp.                                        1,162,525
 16,500 Public Service Enterprise Group, Inc.               648,656
 33,900 Texas Utilities Co.                               1,578,469
                                                       ------------
                                                          7,531,963
                                                       ------------

        Utility - Gas, Natural Gas - 0.38%
 46,000 Consolidated Natural Gas Co.                      2,507,000
                                                       ------------

        Utility - Telephone - 1.73%
 19,600 Ameritech Corp.                                     928,550
 15,400 Bell Atlantic Corp.                                 745,938
 17,800 BellSouth Corp.                                   1,339,450
 41,200 Frontier Corp.                                    1,127,850
 81,500 GTE Corp.                                         4,482,500
 24,256 Lucent Technologies, Inc.                         1,675,180
218,000 SBC Communications, Inc.                            968,738
                                                       ------------
                                                         11,268,206
                                                       ------------

Total Common Stocks (Cost $246,624,781)                 240,791,447
                                                       ------------


Principal
 Amount
---------

           CORPORATE DEBT NON-CONVERTIBLE - 2.15%
           Financial Services - 1.29%
$  400,000 BankBoston Corp., 6.38%, 8/11/00                 409,648
   510,000 Chrysler Financial Corp., 6.11%, 7/28/99         513,749
 1,450,000 Ford Motor Credit Co., 6.55%, 11/8/00          1,512,088
   600,000 Great Western Financial Corp.,
             6.375%,7/01/00                                 610,175
   940,000 IBM Credit Corp, 5.875%, 8/25/99                 946,289
 1,375,000 KFW International Finance, 8.20%, 6/01/06      1,630,545
   675,000 Meditrust, 7.114%, 8/15/04 (c) (d)               630,254
   880,000 NationsBank, 7.00%, 9/15/01                      919,975
   315,000 PaineWebber Group, Inc., 6.65%, 4/13/10          328,213
   850,000 Salomon, Inc., 7.50%, 2/01/03                    909,733
                                                       ------------
                                                          8,410,669
                                                       ------------

           Foreign Industrial - 0.04%
   269,000 Celulosa Arauco y Constitu,
             6.75%, 12/15/03                                242,520
                                                       ------------


           Industrial - 0.43%
   290,000 Diageo Capital plc, 6.125%, 8/15/05              305,813
    20,000 Federated Department Stores, Inc.,
             6.79%, 7/15/27                                  21,129
   260,000 Ford Motor Company, 6.625%, 10/01/28             262,560
   310,000 IBM Corp, 6.50%, 1/15/28                         324,928
   635,000 Markel Capital Trust, 8.71%, 1/01/46             700,015
   420,000 Mutual Life Insurance Co., 0.00%,
             8/15/24 (b) (c)                                623,213
   535,000 Texas Instruments, Inc., 6.75%, 7/15/99          541,559
                                                       ------------
                                                          2,779,217
                                                       ------------


            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1998 (unaudited)


Principal
 Amount               Description                          Value
 ------               -----------                          -----

           Utility - 0.39%
$  400,000 Ameritech Capital Funding Corp.,
             6.55%, 01/15/28                           $    404,500
    35,000 Idaho Power Co., 8.00%, 3/15/04                   39,616
   760,000 Columbus Southern Power,
             6.51%, 2/01/08                                 803,782
   830,000 Consolidated Edison, 6.45%, 12/01/07             901,397
   140,000 Potomac Edison Co., 8.00%, 6/01/24               157,633
   210,000 U.S. West Capital Funding,
             6.375%, 7/15/08                                220,987
                                                       ------------
                                                          2,527,915
                                                       ------------

Total Corporate Debt Non-Convertible (Cost $13,660,876)  13,960,321
                                                       ------------


           ASSET-BACKED SECURITY - 0.04%
   215,000 Standard Credit Card Master Trust,
             6.55%, 10/07/05 (Cost $214,876)                230,187
                                                       ------------


           FOREIGN DEBT - 0.06%
   210,000 Guangdong International, 8.75%,
             10/24/16 (c) (d)                               108,473
   125,000 Manitoba, (Province of), 6.125%, 1/19/04         131,005
    95,000 New Zealand Government,
             10.625%, 11/15/05                              126,236
                                                       ------------


Total Foreign Debt (Cost $429,342)                          365,714
                                                       ------------


           U.S. GOVERNMENT AND AGENCIES - 4.13%
 3,100,000 FHLB, 5.125%, 9/15/03                          3,155,715
 2,120,000 FNMA, 5.625%, 3/15/01                          2,171,007
   150,000 FNMA, 6.35%, 11/23/01                            152,437
   325,000 FNMA TBA, 8.625%, 11/10/04                       338,409
   690,000 FNMA TBA, 5.750%, 2/15/08                        731,239
   700,000 FNMA TBA, 6.00%, 4/01/08                         707,438
 1,400,000 FNMA TBA, 7.00%, 9/01/21                       1,437,625
 7,300,000 FNMA TBA, 7.50%, 9/01/21                       7,826,660
 6,200,000 FNMA TBA, 6.50%, 4/01/23                       6,304,625
 3,900,000 GNMA TBA 7.50% 9/01/21                         4,040,844
                                                       ------------

Total U.S. Government and Agencies (Cost $26,360,044)    26,865,999
                                                       ------------


 Shares/
Principal
 Amount               Description                          Value
 ------               -----------                          -----

           U.S. TREASURY SECURITIES - 3.46%
$1,590,000 U.S. Treasury Bond, 8.125%, 8/15/19         $  2,178,542
 1,050,000 U.S. Treasury Bond, 7.625%, 11/15/22           1,397,814
   570,000 U.S. Treasury Bond, 6.125%, 11/15/27             657,280
 2,740,000 U.S. Treasury Bond, 5.5%, 8/15/28              2,962,204
   840,000 U.S. Treasury Note, 5.875%, 11/30/01             876,621
   260,000 U.S. Treasury Note, 6.25%, 8/31/02               277,388
 2,420,000 U.S. Treasury Note, 5.750%, 4/30/03            2,561,804
 1,665,000 U.S. Treasury Note, 5.25%, 8/15/03             1,739,539
    70,000 U.S. Treasury Note, 7.25%, 8/15/04                80,347
   820,000 U.S. Treasury Note, 7.00%, 7/15/06               955,813
 1,200,000 U.S. Treasury Note, 5.5%, 2/15/08              1,298,252
 6,888,000 U.S. Treasury Note, 5.625%, 5/15/08            7,534,826
                                                       ------------

Total U.S. Treasury Securities (Cost $21,461,344)        22,520,430
                                                       ------------

           SHORT TERM INSTRUMENT - 61.33%
           Mutual Fund - 7.63%

49,621,311 BT Institutional Cash Management Fund         49,621,312
                                                       ------------

           U.S. Government and Agency - 53.70% (a)
50,000,000 U.S. Treasury Bill, 5.005%, 10/01/98          50,000,000
 9,830,000 U.S. Treasury Bill, 4.98%, 11/05/98            9,784,031
35,000,000 U.S. Treasury Bill, 5.16%, 11/19/98           34,763,711
43,065,000 U.S. Treasury Bill, 5.11%, 12/03/98           42,765,052
50,000,000 U.S. Treasury Bill, 4.43%, 12/31/98           49,470,000
50,000,000 U.S. Treasury Bill, 5.01%, 01/07/99           49,422,900
30,000,000 U.S. Treasury Bill, 5.015%, 1/28/99           29,570,610
50,000,000 U.S. Treasury Bill, 4.965%, 02/04/99          49,231,750
35,000,000 U.S. Treasury Bill, 4.94%, 2/11/99            34,442,695
                                                       ------------
                                                        349,450,749
                                                       ------------

Total Short Term Instruments (Cost $398,657,135)        399,072,061
                                                       ------------

Total Investments (Cost $707,408,398)     108.16%      $703,806,159
Liabilities in Excess of Other Assets      (8.16)%      (53,069,918)
                                          -------      ------------
Net Assets                                100.00%      $650,736,241
                                          =======      ============


*   Non-income producing security
(a) Held as collateral for Futures Contracts
(b) Step-up Bond. On 8/15/99 this security will begin accruing interest at a rate of 11.25% from then until maturity.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Illiquid Security

The following abbreviations are used in the portfolio description:

FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
TBA  -- To be announced


            See Notes to Financial Statements on Pages 31 through 34


                                       20



Asset Management Portfolio II

Schedule of Portfolio Investments September 30, 1998 (unaudited)


 Shares               Description                          Value
 ------               -----------                          -----

         COMMON STOCKS -  32.27%
         Aerospace - 0.10%
  2,000  Boeing Co.                                    $   68,625
    300  Raytheon Co. - Class A                            15,544
                                                      -----------
                                                           84,169
                                                      -----------

         Airlines - 0.32%
  3,400  AMR Corp. *                                      188,487
    800  Delta Air Lines, Inc.                             77,800
                                                      -----------
                                                          266,287
                                                      -----------

         Auto Related - 0.70%
  3,100  Chrysler Corp.                                   148,412
  5,800  Dana Corp.                                       216,412
  4,100  General Motors Corp.                             224,219
                                                      -----------
                                                          589,043
                                                      -----------

         Banks - 1.88%
 10,800  BankAmerica Corp.                                649,350
 12,400  BankBoston Corp.                                 409,200
 10,200  Chase Manhattan Corp.                            441,150
    900  Citicorp                                          83,644
                                                      -----------
                                                        1,583,344
                                                      -----------

         Beverages - 0.94%
  4,100  Coca-Cola Co.                                    236,262
  3,300  Coca-Cola Enterprises, Inc.                       83,325
 14,200  PepsiCo, Inc.                                    418,012
  1,700  Seagram Company Ltd.                              48,769
                                                      -----------
                                                          786,368
                                                      -----------


         Chemicals and Toxic Waste - 1.36%
  2,200  Air Products and Chemicals, Inc.                  65,450
  9,000  Du Pont (E.I.) de Nemours & Co.                  505,125
  9,400  Monsanto Co.                                     529,925
  1,900  Solutia, Inc.                                     42,869
                                                      -----------
                                                        1,143,369
                                                      -----------

         Computer Services - 1.19%
  7,300  Cendant Corp. *                                   84,862
 12,975  Cisco Systems, Inc. *                            802,017
  4,600  Seagate Technology, Inc. *                       115,287
                                                      -----------
                                                        1,002,166
                                                      -----------

         Computer Software - 1.08%
  2,800  BMC Software, Inc. *                             168,175
  6,250  Computer Associates International, Inc.          231,250
  3,600  Microsoft Corp. *                                396,225
  4,000  Oracle Corp. *                                   116,500
                                                      -----------
                                                          912,150
                                                      -----------

         Diversified - 1.19%
 12,800  AlliedSignal, Inc.                               452,800
  3,400  SUPERVALU, Inc.                                   79,262
  2,600  Textron, Inc.                                    157,625
  4,100  United Technologies Corp.                        313,394
                                                      -----------
                                                        1,003,081
                                                      -----------

         Drugs - 2.93%
  5,000  Lilly (Eli) & Co.                                391,562
  6,500  Merck & Co., Inc.                                842,156
 11,600  Pfizer, Inc.                                   1,228,875
                                                      -----------
                                                        2,462,593
                                                      -----------



 Shares               Description                          Value
 ------               -----------                          -----

         Electrical Equipment - 1.36%
  5,400  Emerson Electric Co.                          $   336,150
 10,200  General Electric Co.                              811,537
                                                       -----------
                                                         1,147,687
                                                       -----------

         Electronics - 1.01%
  5,700  Analog Devices, Inc. *                             91,556
  5,200  Intel Corp.                                       445,900
  2,700  LSI Logic Corp. *                                  34,088
  4,300  Motorola, Inc.                                    183,556
  2,600  Xilinx, Inc. *                                     91,000
                                                       -----------
                                                           846,100
                                                       -----------

         Entertainment - 0.18%
  6,000  Disney (Walt) Co.                                 151,875
                                                       -----------

         Environmental Control - 0.10%
  5,300  U.S. Filter Corp. *                                84,800
                                                       -----------

         Financial Services - 1.54%
  3,200  Associates First Capital Corp. - Class A          208,800
  8,100  Freddie Mac                                       400,444
  4,400  First Data Corp.                                  103,400
  4,500  MBNA Corp.                                        128,812
  2,400  Merrill Lynch & Co., Inc.                         113,700
  2,600  T Rowe Price Associates                            76,375
  7,100  Travelers Group, Inc.                             266,250
                                                       -----------
                                                         1,297,781
                                                       -----------

         Foods - 1.13%
  9,800  Bestfoods                                         474,687
  1,225  Corn Products International, Inc. *                30,931
  6,600  Sara Lee Corp.                                    356,400
  1,200  Sodexho Marriott Services, Inc.                    36,000
  1,420  Tricon Global Restaurants, Inc. *                  55,380
                                                       -----------
                                                           953,398
                                                       -----------

         Healthcare - 0.90%
  2,000  Abbott Laboratories                                86,875
  8,600  Johnson & Johnson                                 672,950
                                                       -----------
                                                           759,825
                                                       -----------

         Hospital Supplies and Healthcare - 0.81%
  4,100  Baxter International, Inc.                        243,950
  4,400  Becton, Dickinson & Company                       180,950
  6,100  U. S. Surgical Corp.                              254,294
                                                       -----------
                                                           679,194
                                                       -----------

         Hotel/Motel - 0.27%
  9,600  Marriott International, Inc. *                    229,200
                                                       -----------

         Household Products - 0.86%
  2,600  Clorox Co.                                        214,500
  7,200  Procter & Gamble Co.                              510,750
                                                       -----------
                                                           725,250
                                                       -----------

         Insurance - 1.09%
  7,125  American International Group, Inc.                548,625
  1,800  General Re Corp.                                  365,400
                                                       -----------
                                                           914,025
                                                       -----------


            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolio II

Schedule of Portfolio Investments September 30, 1998 (unaudited)



 Shares               Description                          Value
 ------               -----------                          -----

         Metals - 0.10%
  2,200  Alcan Aluminum Co. Ltd.                       $    51,562
  2,400  Freeport-McMoRan Copper & Gold, Inc. -
         Class B                                            28,500
                                                       -----------
                                                            80,062
                                                       -----------

         Office Equipment and Computers - 0.93%
  4,300  Hewlett-Packard Co.                               227,631
  3,200  International Business Machines Corp.             409,600
  1,700  Xerox Corp.                                       144,075
                                                       -----------
                                                           781,306
                                                       -----------

         Oil Equipment and Services - 0.19%
  2,800  Apache Corp.                                       75,075
  1,600  Schlumberger Ltd.                                  80,500
                                                       -----------
                                                           155,575
                                                       -----------

         Oil - Domestic - 0.66%
    600  Atlantic Richfield Co.                             42,563
  2,000  Burlington Resources, Inc.                         74,750
  6,200  ENSCO International, Inc.                          67,038
  3,000  Noble Drilling Corp. *                             44,250
  1,700  Phillips Petroleum Co.                             76,713
  6,800  Unocal Corp.                                      246,500
                                                       -----------
                                                           551,814
                                                       -----------

         Oil - International - 1.83%
  2,000  Amoco Corp.                                       107,750
  1,400  Chevron Corp.                                     117,688
  4,600  Exxon Corp.                                       322,863
  1,800  Mobil Corp.                                       136,688
  8,000  Royal Dutch Petroleum Co.                         381,000
  7,600  Texaco, Inc.                                      476,425
                                                       -----------
                                                         1,542,414
                                                       -----------

         Paper and Forest Products - 0.29%
  3,200  Champion International Corp.                      100,200
  3,100  International Paper Co.                           144,538
                                                       -----------
                                                           244,738
                                                       -----------

         Printing and Publishing - 0.46%
  4,900  McGraw-Hill Companies, Inc.                       388,325
                                                       -----------

         Railroads - 0.27%
  7,200  Burlington Northern Santa Fe                      230,400
                                                       -----------

         Retail - 1.43%
 10,000  Dollar General Corp.                              266,250
  3,500  Federated Department Stores, Inc. *               127,313
  6,800  Lowe's Companies, Inc.                            216,325
  2,100  Nine West Group, Inc. *                            20,081
  3,000  Tiffany & Co.                                      94,125
  8,800  Wal-Mart Stores, Inc.                             480,700
                                                       -----------
                                                         1,204,794
                                                       -----------

         Telecommunications - 1.63%
  9,100  AT&T Corp.                                        531,781
  6,600  Comcast Corp. - Class A                           309,788
  7,961  MCI WorldCom, Inc.                                389,092
  1,900  Sprint Corp.                                      136,800
                                                       -----------
                                                         1,367,461
                                                       -----------


 Shares               Description                          Value
 ------               -----------                          -----

         Tobacco - 0.67%
 12,300  Philip Morris Companies, Inc.                 $   566,569
                                                       -----------

         Utility - Electric - 1.02%
  2,000  American Electric Power Co.                        97,625
  1,400  Dominion Resources, Inc.                           62,475
  2,400  FirstEnergy Corp.                                  74,550
  3,400  FPL Group, Inc.                                   236,938
  4,000  PG&E Corp.                                        127,750
  2,000  Public Service Enterprise Group, Inc.              78,625
  3,800  Texas Utilities Co.                               176,938
                                                       -----------
                                                           854,901
                                                       -----------


         Utility - Gas, Natural Gas - 0.33%
  5,100  Consolidated Natural Gas Co.                      277,950
                                                       -----------

         Utility - Telephone - 1.52%
  2,400  Ameritech Corp.                                   113,700
  1,800  Bell Atlantic Corp.                                87,187
  1,900  BellSouth Corp.                                   142,975
  4,600  Frontier Corp.                                    125,925
  9,100  GTE Corp.                                         500,500
  2,800  Lucent Technologies, Inc.                         193,375
  2,600  SBC Communications, Inc.                          115,538
                                                       -----------
                                                         1,279,200
                                                       -----------

Total  Common Stocks  (Cost $28,976,068)                27,147,214
                                                       -----------


Principal
 Amount
---------

         CORPORATE DEBT NON-CONVERTIBLE - 3.92%
         Financial Services - 1.92%
$120,000 Ameritech Capital Funding Corp., 6.55%,
           1/15/28                                         121,350
 125,000 BankBoston Corp., 6.38%, 8/11/00                  128,015
 187,000 Bayerische Landesbank, 6.17%, 2/01/06             194,946
 150,000 Chrysler Financial Corp., 6.11%, 7/28/99          151,103
  55,000 Ford Motor Credit Co., 6.55%,9/10/02               57,355
  85,000 GMAC, 8.625%, 1/18/01                              91,041
 280,000 IBM Credit Corp, 5.875%, 8/25/99                  281,873
  40,000 International Bank for Reconstruction and
           Development, 8.875%, 3/01/26                     57,681
  55,000 KFW International Finance, 8.20%, 6/01/06          65,222
 200,000 Meditrust, 7.114%, 8/15/04 (c) (d)                186,742
  30,000 Painewebber Group, Inc., 6.65%, 4/13/10            31,258
 230,000 Salomon Inc., 7.50%, 2/01/03                      246,163
                                                       -----------
                                                         1,612,749
                                                       -----------

         Foreign Industrial - 0.09%
  86,000 Celulosa Arauco y Constitu, 6.75%, 12/15/03        77,534
                                                       -----------

         Industrial - 1.09%
  80,000 Diageo Capital plc, 6.125%, 8/15/05                84,362
  80,000 Federated Department Stores, Inc., 6.79%,
           7/15/27                                          84,514
  70,000 Ford Motor Company, 6.625%, 10/01/28               70,689
  90,000 IBM Corp, 6.5%, 1/15/28                            94,334
 185,000 Markel Capital Trust, 8.71%, 1/01/46              203,941
 120,000 Mutual Life Insurance Co., 0.00%,
           8/15/24 (b) (c)                                 178,061
 200,000 Texas Instruments, Inc., 6.75%, 7/15/99           202,452
                                                       -----------
                                                           918,353
                                                       -----------


            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolio II

Schedule of Portfolio Investments September 30, 1998 (unaudited)



  Principal
   Amount             Description                          Value
   ------             -----------                          -----

            Utility - 0.82%
$   245,000 Consolidated Edison, 6.45%, 12/01/07       $   266,075
    225,000 Columbus Southern Power, 6.51%,
              2/01/08                                      237,962
     45,000 Idaho Power Co., 8.00%, 3/15/04                 50,935
     60,000 Potomac Edison Co., 8.00%, 6/01/24              67,557
     60,000 U.S.West Capital Funding, Inc, 6.375%,
              7/15/08                                       63,139
                                                       -----------
                                                           685,668
                                                       -----------

Total Corporate Debt Non-Convertible (Cost $3,177,988)   3,294,304
                                                       -----------

            ASSET-BACKED SECURITIES - 0.35%
    150,000 American Express Master Trust, 5.375%,
              7/15/01                                      150,904
    130,000 Standard Credit Card Master Trust, 6.55%,
              10/07/05                                     139,183
                                                       -----------

Total Asset-Backed Securities  (Cost $276,523)             290,087
                                                       -----------

            FOREIGN DEBT - 0.48%
     60,000 Guangdong International, 8.75%,
              10/24/16 (c) (d)                              30,992
    125,000 Manitoba (Province of), 6.125%, 1/19/04        131,005
    125,000 New Zealand Government, 8.75%,
              12/15/06                                     154,476
     65,000 New Zealand Government, 10.625%,
              11/15/05                                      86,372
                                                       -----------

Total Foreign Debt (Cost $397,277)                         402,845
                                                       -----------

            U.S. GOVERNMENT AND AGENCIES - 8.35%
    950,000 FHLB, 5.125%, 9/15/03                          967,074
    600,000 FNMA, 5.625%, 3/15/01                          614,436
     50,000 FNMA, 6.35%, 11/23/01                           50,813
    140,000 FNMA, 8.625%, 11/10/04                         145,776
    200,000 FNMA, 5.75%, 2/15/08                           211,953
    400,000 FNMA TBA, 6.00%, 4/01/08                       404,250
    800,000 FNMA TBA, 7.00%, 9/01/21                       821,500
  1,500,000 FNMA, 6.50%, 4/01/23                         1,525,313
  2,200,000 GNMA TBA, 7.50%, 9/01/21                     2,281,125
                                                       -----------

Total U.S. Government and Agencies (Cost $6,949,681)     7,022,240
                                                       -----------


  Principal
   Amount             Description                          Value
   ------             -----------                          -----

            U.S. TREASURY SECURITIES - 8.46%
$   570,000 U.S. Treasury Bond, 8.125%, 8/15/19        $   780,987
    350,000 U.S. Treasury Bond, 7.625%, 11/15/22           465,938
    170,000 U.S. Treasury Bond, 6.125%, 11/15/27           196,031
    870,000 U.S. Treasury Bond, 5.50%, 8/15/28             940,554
    180,000 U.S. Treasury Note, 5.875%,11/30/01            187,847
     75,000 U.S. Treasury Note, 6.25%, 8/31/02              80,016
    510,000 U.S. Treasury Note, 6.625%, 3/31/02            546,897
    600,000 U.S. Treasury Note, 5.75%, 4/30/03             635,158
    480,000 U.S. Treasury Note, 5.25%, 8/15/03             501,487
     20,000 U.S. Treasury Note, 7.25%, 8/15/04              22,956
    240,000 U.S. Treasury Note, 7.00%, 7/15/06             279,750
    260,000 U.S. Treasury Note, 5.50%, 2/15/08             281,288
  2,012,000 U.S. Treasury Note, 5.625%, 5/15/08          2,200,939
                                                       -----------

Total U.S. Treasury Securities (Cost $6,790,684)         7,119,848
                                                       -----------

            SHORT TERM INSTRUMENTS - 47.70%
            Mutual Fund - 14.50%
12,197,740  BT Institutional Cash Management Fund       12,197,740
                                                       -----------

            U.S. Government and Agency - 33.20% (a)
10,000,000  U.S. Treasury Bill, 5.005%, 10/01/98        10,000,000
   875,000  U.S. Treasury Bill, 4.98%, 11/05/98            870,908
 3,500,000  U.S. Treasury Bill, 5.16%, 11/19/98          3,476,371
 4,565,000  U.S. Treasury Bill, 5.11%, 12/03/98          4,533,205
 3,500,000  U.S. Treasury Bill, 5.01%, 1/07/99           3,459,603
 2,175,000  U.S. Treasury Bill, 5.015%, 1/28/99          2,143,869
 3,500,000  U.S. Treasury Bill, 4.965%, 2/04/98          3,446,223
                                                       -----------
                                                        27,930,179
                                                       -----------

Total Short Term Instruments (Cost $39,992,219)         40,127,919
                                                       -----------


Total Investments (Cost $86,560,440)      101.53%      $85,404,457
Liabilities in Excess of Other Assets      (1.53)%      (1,288,007)
                                          -------      -----------
Net Assets                                100.00%      $84,116,450
                                          =======      ===========



*   Non-income producing security
(a) Held as collateral for Futures Contracts
(b) Step-up Bond. On 8/15/99 this security will begin accruing interest at a rate of 11.25% from then until maturity.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Illiquid Security

The following abbreviations are used in the portfolio description:

FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
TBA  -- To be announced


            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolio III

Schedule of Portfolio Investments September 30, 1998 (unaudited)


 Shares               Description                          Value
 ------               -----------                          -----
             COMMON STOCKS  - 10.86%
             Aerospace - 0.03%
       400   Boeing Co.                                $    13,725
       100   Raytheon Co. - Class A                          5,181
                                                       -----------
                                                            18,906
                                                       -----------

             Airlines - 0.11%
       800   AMR Corp. *                                    44,350
       200   Delta Air Lines, Inc.                          19,450
                                                       -----------
                                                            63,800
                                                       -----------

             Auto Related - 0.22%
       800   Chrysler Corp.                                 38,300
     1,200   Dana Corp.                                     44,775
       800   General Motors Corp.                           43,750
                                                       -----------
                                                           126,825
                                                       -----------

            Banks - 0.63%
     2,400  BankAmerica Corp.                              144,300
     2,800  BankBoston Corp.                                92,400
     2,400  Chase Manhattan Corp.                          103,800
       200  Citicorp                                        18,588
                                                       -----------
                                                           359,088
                                                       -----------
            Beverages - 0.29%
       800  Coca-Cola Co.                                   46,100
       900  Coca-Cola Enterprises, Inc.                     22,725
     3,000  PepsiCo, Inc.                                   88,312
       400  Seagram Company, Ltd.                           11,475
                                                       -----------
                                                           168,612
                                                       -----------

            Chemicals and Toxic Waste - 0.46%
       600  Air Products and Chemicals, Inc.                17,850
     2,000  Du Pont (E.I.) de Nemours & Co.                112,250
     2,200  Monsanto Co.                                   124,025
       440  Solutia, Inc.                                    9,928
                                                       -----------
                                                           264,053
                                                       -----------

            Computer Services - 0.37%
     1,600  Cendant Corp. *                                 18,600
     1,800  Cisco Systems, Inc. *                          166,894
     1,000  Seagate Technology, Inc. *                      25,063
                                                       -----------
                                                           210,557
                                                       -----------

            Computer Software - 0.39%
       800  BMC Software, Inc. *                            48,050
     1,450  Computer Associates International, Inc.         53,650
       800  Microsoft Corp. *                               88,050
     1,200  Oracle Corp. *                                  34,950
                                                       -----------
                                                           224,700
                                                       -----------


            Diversified - 0.40%
     3,000  AlliedSignal, Inc.                             106,125
       800  SUPERVALU, Inc.                                 18,650
       600  Textron, Inc.                                   36,375
       900  United Technologies Corp.                       68,794
                                                       -----------
                                                           229,944
                                                       -----------



 Shares               Description                          Value
 ------               -----------                          -----
            Drugs - 0.98%
     1,200  Lilly (Eli) & Co.                          $    93,975
     1,500  Merck & Co., Inc.                              194,344
     2,600  Pfizer, Inc.                                   275,438
                                                       -----------
                                                           563,757
                                                       -----------

            Electrical Equipment - 0.47%
     1,400  Emerson Electric Co.                            87,150
     2,300  General Electric Co.                           182,994
                                                       -----------
                                                           270,144
                                                       -----------

            Electronics - 0.34%
     1,200  Analog Devices, Inc. *                          19,275
     1,200  Intel Corp.                                    102,900
       600  LSI Logic Corp. *                                7,575
     1,000  Motorola, Inc.                                  42,687
       700  Xilinx, Inc. *                                  24,500
                                                       -----------
                                                           196,937
                                                       -----------

            Entertainment - 0.07%
     1,572  Disney (Walt) Co.                               39,791
                                                       -----------

            Environmental Control - 0.03%
     1,200  U.S. Filter Corp. *                             19,200
                                                       -----------

            Financial Services - 0.52%
       900  Associates First Capital Corp. - Class A        58,725
     1,800  Freddie Mac                                     88,988
       900  First Data Corp.                                21,150
       937  MBNA Corp.                                      26,822
       600  Merrill Lynch & Co., Inc.                       28,425
       600  T Rowe Price Associates                         17,625
     1,500  Travelers Group, Inc.                           56,250
                                                       -----------
                                                           297,985
                                                       -----------


            Foods - 0.36%
     2,200  Bestfoods                                      106,562
       300  Corn Products International, Inc. *              7,575
     1,300  Sara Lee Corp.                                  70,200
       250  Sodexho Marriott Services, Inc.                  7,500
       300  Tricon Global Restaurants, Inc. *               11,700
                                                       -----------
                                                           203,537
                                                       -----------

            Healthcare - 0.29%
       600  Abbott Laboratories                             26,063
     1,800  Johnson & Johnson                              140,850
                                                       -----------
                                                           166,913
                                                       -----------

            Hospital Supplies and Healthcare - 0.27%
       900  Baxter International, Inc.                      53,550
     1,000  Becton, Dickinson & Company                     41,125
     1,400  U. S. Surgical Corp.                            58,363
                                                       -----------
                                                           153,038
                                                       -----------

            Hotel/Motel - 0.08%
     2,000  Marriott International, Inc. *                  47,750
                                                       -----------

            Household Products - 0.29%
       600  Clorox Co.                                      49,500
     1,600  Procter & Gamble Co.                           113,500
                                                       -----------
                                                           163,000
                                                       -----------



            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolio III

Schedule of Portfolio Investments September 30, 1998 (unaudited)


 Shares               Description                          Value
 ------               -----------                          -----
            Insurance - 0.37%
     1,725  American International Group, Inc.         $   132,825
       400  General Re Corp.                                81,200
                                                       -----------
                                                           214,025
                                                       -----------

            Metals - 0.04%
       600  Alcan Aluminum Co. Ltd.                         14,063
       700  Freeport-McMoRan Copper & Gold, Inc. -
              Class B                                        8,312
                                                       -----------
                                                            22,375
                                                       -----------


            Office Equipment and Computers - 0.30%
     1,000  Hewlett-Packard Co.                             52,937
       600  International Business Machines Corp.           76,800
       500  Xerox Corp.                                     42,375
                                                       -----------
                                                           172,112
                                                       -----------

            Oil Equipment and Services - 0.07%
       800  Apache Corp.                                    21,450
       400  Schlumberger Ltd.                               20,125
                                                       -----------
                                                            41,575
                                                       -----------

            Oil - Domestic - 0.23%
       200  Atlantic Richfield Co.                          14,188
       500  Burlington Resources, Inc.                      18,687
     1,600  ENSCO International, Inc.                       17,300
       800  Noble Drilling Corp. *                          11,800
       400  Phillips Petroleum Co.                          18,050
     1,400  Unocal Corp.                                    50,750
                                                       -----------
                                                           130,775
                                                       -----------

            Oil - International - 0.65%
       600  Amoco Corp.                                     32,325
       400  Chevron Corp.                                   33,625
     1,200  Exxon Corp.                                     84,225
       400  Mobil Corp.                                     30,375
     1,600  Royal Dutch Petroleum Co.                       76,200
     1,800  Texaco, Inc.                                   112,837
                                                       -----------
                                                           369,587
                                                       -----------

            Paper and Forest Products - 0.12%
       900  Champion International Corp.                    28,181
       900  International Paper Co.                         41,962
                                                       -----------
                                                            70,143
                                                       -----------

            Printing and Publishing - 0.15%
     1,100  McGraw-Hill Companies, Inc.                     87,175
                                                       -----------

            Railroads - 0.08%
     1,500  Burlington Northern Santa Fe                    48,000
                                                       -----------

            Retail - 0.47%
     1,522  Dollar General Corp.                            50,654
       800  Federated Department Stores, Inc. *             29,100
     1,800  Lowe's Companies, Inc.                          57,262
       600  Nine West Group, Inc. *                          5,737
       800  Tiffany & Co.                                   25,100
     1,800  Wal-Mart Stores, Inc.                           98,325
                                                       -----------
                                                           266,178
                                                       -----------




 Shares               Description                          Value
 ------               -----------                          -----
            Telecommunications - 0.50%
     1,900  AT&T Corp.                                 $   111,031
     1,300  Comcast Corp .- Class A                         61,019
     1,617  MCI WorldCom, Inc.                              79,034
       500  Sprint Corp.                                    36,000
                                                       -----------
                                                           287,084
                                                       -----------

            Tobacco - 0.22%
     2,700  Philip Morris Companies, Inc.                  124,369
                                                       -----------

            Utility - Electric - 0.37%
       600  American Electric Power Co.                     29,288
       400  Dominion Resources, Inc.                        17,850
       700  FirstEnergy Corp.                               21,744
       900  FPL Group, Inc.                                 62,719
       800  PG&E Corp.                                      25,550
       500  Public Service Enterprise Group, Inc.           19,656
       700  Texas Utilities Co.                             32,594
                                                       -----------
                                                           209,401
                                                       -----------

            Utility - Gas, Natural Gas - 0.10%
     1,000  Consolidated Natural Gas Co.                    54,500
                                                       -----------

            Utility - Telephone - 0.59%
       600  Ameritech Corp.                                 28,425
       600  Bell Atlantic Corp.                             29,062
       600  BellSouth Corp.                                 45,150
     1,000  Frontier Corp.                                  27,375
     2,100  GTE Corp.                                      115,500
       800  Lucent Technologies, Inc.                       55,250
       800  SBC Communications, Inc.                        35,550
                                                       -----------
                                                           336,312
                                                       -----------

Total Common Stocks  (Cost $6,608,490)                   6,222,148
                                                       -----------

Principal
 Amount
 ------
            CORPORATE DEBT NON-CONVERTIBLE - 4.67%
            Financial Services - 2.33%
$   80,000  Ameritech Capital Funding Corp., 6.55%,
              1/15/28                                       80,900
    90,000  BankBoston Corp., 6.38%, 8/11/00                92,171
   138,000  Bayerische Landesbank, 6.17%, 2/01/06          143,864
   120,000  Chrysler Financial Corp., 6.11%, 7/28/99       120,882
   150,000  Ford Motor Credit Co., 6.55%,9/10/02           156,423
   200,000  IBM Credit Corp, 5.875%, 8/25/99               201,338
    25,000  International Bank for Reconstruction and
              Development, 8.875%, 3/01/26                  36,050
   120,000  KFW International Finance, 8.20%, 6/01/06      142,302
   150,000  Meditrust, 7.114%, 8/15/04 (c) (d)             140,056
   200,000  Society National Bank, 7.85%, 11/01/02         217,882
                                                       -----------
                                                         1,331,868
                                                       -----------

            Foreign Industrial - 0.10%
    62,000  Celulosa Arauco y Constitu, 6.75%,
              12/15/03                                      55,897
                                                       -----------



            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolio III

Schedule of Portfolio Investments September 30, 1998 (unaudited)



Principal
 Amount               Description                          Value
 ------               -----------                          -----
            Industrial - 1.26%
$   60,000  Diageo Capital plc, 6.125%, 8/15/05        $    63,272
    65,000  Dillard Department Stores, 7.15%, 2/01/07       69,915
    45,000  Federated Department Stores, Inc.,
              6.79%, 7/15/27                                47,539
    50,000  Ford Motor Company, 6.625%, 10/01/28            50,492
    60,000  IBM Corp., 6.50%, 1/15/28                       62,889
   135,000  Markel Capital Trust, 8.71%, 1/01/46           148,822
    90,000  Mutual Life Insurance Co., 0.00%,
              8/15/24 (b) (c)                              133,546
   145,000  Texas Instruments, Inc., 6.75%, 7/15/99        146,778
                                                       -----------
                                                           723,253
                                                       -----------

            Utility - 0.98%
   165,000  Columbus Southern Power, 6.51%, 2/01/08        174,505
   180,000  Consolidated Edison, 6.45%, 12/01/07           195,484
    50,000  Idaho Power Co., 8.00%, 3/15/04                 56,595
    75,000  Potomac Edison Co., 8.00%, 6/01/24              84,447
    50,000  U.S.West Capital Funding, Inc, 6.375%,
              7/15/08                                       52,616
                                                       -----------
                                                           563,647
                                                       -----------

Total Corporate Debt Non-Convertible (Cost $2,569,817)   2,674,665
                                                       -----------

            ASSET-BACKED SECURITIES - 0.30%
   110,000  American Express Master Trust, 5.375%,
              7/15/01                                      110,663
    60,000  Standard Credit Card Master Trust,
              6.55%, 10/07/05                               64,238
                                                       -----------

Total Asset-Backed Securities (Cost $167,471)              174,901
                                                       -----------

            FOREIGN DEBT - 0.23%
    45,000  Guangdong International, 8.75%,
              10/24/16 (c) (d)                              23,244
    80,000  New Zealand Government, 10.625%,
              11/15/05                                     106,304
                                                       -----------

Total Foreign Debt (Cost $138,935)                         129,548
                                                       -----------

            U.S. GOVERNMENT AND AGENCIES - 8.52%
   250,000  FHLB, 5.125%, 9/15/03                          254,493
 1,010,000  FNMA, 5.625%, 3/15/01                        1,034,301
    80,000  FNMA, 6.35%, 11/23/01                           81,300
   180,000  FNMA, 8.625%, 11/10/04                         187,427
   150,000  FNMA, 5.75%, 2/15/08                           158,965
   400,000  FNMA TBA, 6.00%, 4/01/08                       404,250
   600,000  FNMA TBA, 7.00%, 9/01/21                       616,125
   400,000  FNMA, 7.50%, 9/01/21                           412,875
 1,300,000  FNMA, 6.50%, 4/01/23                         1,321,937
   400,000  GNMA TBA, 7.50%, 9/01/21                       414,750
                                                       -----------

Total U.S. Government and Agencies (Cost $4,834,281)     4,886,423
                                                       -----------



Principal
 Amount               Description                          Value
 ------               -----------                          -----
            U.S. TREASURY SECURITIES - 7.91%
$  350,000  U.S. Treasury Bond, 8.125%, 8/15/19        $   479,553
   170,000  U.S. Treasury Bond, 7.625%, 11/15/22           226,313
   130,000  U.S. Treasury Bond, 6.125%, 11/15/27           149,906
   620,000  U.S. Treasury Bond, 5.50%, 8/15/28             670,280
   170,000  U.S. Treasury Note, 5.875%,11/30/01            177,411
   220,000  U.S. Treasury Note, 6.625%, 3/31/02            235,916
    50,000  U.S. Treasury Note, 6.25%, 8/31/02              53,344
   560,000  U.S. Treasury Note, 5.75%, 4/30/03             592,814
   385,000  U.S. Treasury Note, 5.25%, 8/15/03             402,236
    10,000  U.S. Treasury Note, 7.25%, 8/15/04              11,459
   170,000  U.S. Treasury Note, 7.00%, 7/15/06             198,156
   210,000  U.S. Treasury Note, 5.50%, 2/15/08             227,194
 1,014,000  U.S. Treasury Note, 5.625%,5/15/08           1,109,221
                                                       -----------

Total U.S. Treasury Securities (Cost $4,347,344)         4,533,803
                                                       -----------

            SHORT TERM INSTRUMENTS - 78.60%
            Mutual Fund - 24.96%
14,303,592  BT Institutional Cash Management Fund       14,303,593
                                                       -----------

            U.S. Government and Agency - 53.64% (a)
 5,000,000  U.S. Treasury Bill, 5.005%, 10/01/98         5,000,000
   520,000  U.S. Treasury Bill, 4.98%, 11/05/98            517,568
 2,500,000  U.S. Treasury Bill, 5.16%, 11/19/98          2,483,122
 3,375,000  U.S. Treasury Bill, 5.15%, 12/03/98          3,351,314
 5,000,000  U.S. Treasury Bill, 4.43%, 12/31/98          4,947,000
 2,500,000  U.S. Treasury Bill, 5.01%, 1/07/99           2,471,145
 3,165,000  U.S. Treasury Bill, 5.015%, 1/28/99          3,119,699
 2,500,000  U.S. Treasury Bill, 4.965%, 2/04/99          2,461,588
 6,500,000  U.S. Treasury Bill, 4.94%, 2/11/99           6,396,501
                                                       -----------
                                                        30,747,937
                                                       -----------

Total Short Term Instruments (Cost $45,017,836)         45,051,530
                                                       -----------


Total Investments (Cost $63,684,174)      111.09%       63,673,018
Liabilities in Excess of Other Assets     (11.09)%      (6,356,579)
                                          ------       -----------
Net Assets                                100.00%      $57,316,439
                                          ======       ===========


*   Non-income producing security
(a) Held as collateral for Futures Contracts
(b) Step-up Bond. On 8/15/99 this security will begin accruing interest at a rate of 11.25% from then until maturity.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Illiquid Security

The following abbreviations are used in the portfolio description:

FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
TBA  -- To be announced


            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolios

Statements of Assets and Liabilities September 30, 1998 (unaudited)

                                                                  Asset                Asset                   Asset
                                                                Management          Management II         Management III
                                                              -------------         -------------         --------------

Assets
  Investments, at Value*                                      $ 703,806,159         $  85,404,457         $  63,673,018
  Cash**                                                         18,463,144             3,495,239             1,758,561
  Receivable for Securities Sold                                 16,835,644             4,416,931             2,962,627
  Variation Margin Receivable                                            --               140,381                23,698
  Interest Receivable                                               754,718               248,743               126,903
  Forward Currency Exchange Contracts, net                          193,347                42,346                28,072
  Dividends Receivable and Other                                    302,475                34,395                67,612
                                                              -------------         -------------         -------------
Total Assets                                                    740,355,487            93,782,492            68,640,491
                                                              -------------         -------------         -------------
Liabilities
  Due to Bankers Trust                                              324,625                41,713                27,584
  Payable for Securities Purchased                               87,128,725             9,617,841            11,290,004
  Accrued Expenses and Other                                          7,617                 6,488                 6,464
  Variation Margin Payable                                        2,158,279                    --                    --
                                                              -------------         -------------         -------------
Total Liabilities                                                89,619,246             9,666,042            11,324,052
                                                              -------------         -------------         -------------
Net Assets                                                    $ 650,736,241         $  84,116,450         $  57,316,439
                                                              =============         =============         =============
Composition of Net Assets
  Paid-in Capital                                             $ 655,865,354         $  85,036,476         $  56,859,253
  Net Unrealized Appreciation (Depreciation) on Investments
     and Futures Contracts                                       (5,129,113)             (920,026)              457,186
                                                              -------------         -------------         -------------
Net Assets                                                    $ 650,736,241         $  84,116,450         $  57,316,439
                                                              =============         =============         =============


--------------
*  Cost of $707,408,398, $86,560,440, and $45,017,836, respectively.
** Includes foreign cash of $18,458,797, $3,538,703, and $1,753,967, with a cost of $17,870,527, $3,419,835, and $1,700,513 respectively.



            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolios

Statements of Operations For the six month period ended September 30, 1998 (unaudited)

                                                                    Asset          Asset            Asset
                                                                 Management     Management II   Management III
                                                               -------------    -------------   --------------
Investment Income
  Dividends*                                                   $   1,902,292    $    214,884     $     49,376
  Interest                                                        10,429,871       1,591,881        1,239,757
                                                               -------------    ------------     ------------
  Total Investment Income                                         12,332,163       1,806,765        1,289,133
                                                               -------------    ------------     ------------
Expenses
  Advisory Fees                                                    2,204,729         297,602          176,240
  Administration and Services Fees                                   339,189          45,785           27,114
  Professional Fees                                                    5,127           1,353            4,043
  Trustees Fees                                                        1,121           1,121            1,122
  Miscellaneous                                                        3,321           4,977            1,887
                                                               -------------    ------------     ------------
  Total Expenses                                                   2,553,487         350,838          210,406
  Less Expenses Absorbed by Bankers Trust                            518,352)        (76,128)         (47,723)
                                                               -------------    ------------     ------------
    Net Expenses                                                   2,035,135         274,710          162,683
                                                               -------------    ------------     ------------
Net Investment Income                                             10,297,028       1,532,055        1,126,450
                                                               -------------    ------------     ------------
Realized and Unrealized Gain (Loss) on Investments,
 Foreign Currency Transactions, Forward Foreign Currency
 Contracts and Futures Contracts
  Net Realized Gain from:
    Investments, Forward Foreign Currency Contracts and Foreign
      Currency Transactions                                        1,877,506         271,419          251,558
    Futures Contracts                                             12,776,790       2,688,850        1,202,706
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments, Forward Foreign Currency Contracts and Foreign
      Currency Transactions                                      (32,166,522)     (2,955,574)        (502,345)
    Futures Contracts                                             (2,308,491)        190,115          386,814
                                                               -------------    ------------     ------------
Net Realized and Unrealized Gain (Loss) on Investments,
 Foreign Currency Transactions,  Forward Foreign
 Currency Contracts and Future Contracts                         (19,820,717)        194,810        1,338,733
                                                               -------------    ------------     ------------
Net Increase (Decrease) in Net Assets from Operations          $  (9,523,689)   $  1,726,865     $  2,465,183
                                                               =============    ============     ============

--------------
* Net of foreign withholding tax of $8,576, $1,040 and $239, respectively


            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolios

Statements of Changes in Net Assets


                                                                                              Asset Management
                                                                              --------------------------------------------
                                                                              For the six months ended  For the year ended
                                                                                 September 30, 1998+      March 31, 1998
                                                                                 -------------------      --------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                              $  10,297,028         $ 13,974,2600
  Net Realized Gain from Investments, Foreign Currency Transactions,
   Forward Foreign Currency Contracts and Futures Contracts                             14,654,296           101,389,267
  Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign
   Currency Transactions, Forward Foreign Currency Contracts and Futures Contracts     (34,475,013)           21,903,331
                                                                                     -------------         -------------
Net Increase (Decrease) in Net Assets from Operations                                   (9,523,689)          137,266,858
                                                                                     -------------         -------------
Capital Transactions
  Proceeds from Capital Invested                                                       179,164,242           305,009,400
  Value of Capital Withdrawn                                                          (168,276,734)         (141,442,529)
                                                                                     -------------         -------------
Net Increase (Decrease) in Net Assets from Capital Transactions                         10,887,508           163,566,871
                                                                                     -------------         -------------
Total Increase in Net Assets                                                             1,363,819           300,833,729
Net Assets
Beginning of Period                                                                    649,372,422           348,538,693
                                                                                     -------------         -------------
End of Period                                                                        $ 650,736,241         $ 649,372,422
                                                                                     =============         =============


                                                                                            Asset Management II
                                                                              --------------------------------------------
                                                                              For the six months ended  For the year ended
                                                                                 September 30, 1998+      March 31, 1998
                                                                                 -------------------      --------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                              $   1,532,055         $   2,944,682
  Net Realized Gain from Investments, Foreign Currency Transactions and
   Futures Contracts                                                                     2,960,269            14,607,350
  Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign
   Currency Transactions, Forward Foreign Currency Contracts and Futures
   Contracts                                                                            (2,765,459)            1,032,028
                                                                                     -------------         -------------
Net Increase in Net Assets from Operations                                               1,726,865            18,584,060
                                                                                     -------------         -------------
Capital Transactions
  Proceeds from Capital Invested                                                        19,849,639            34,992,651
  Value of Capital Withdrawn                                                           (32,531,584)          (20,281,108)
                                                                                     -------------         -------------
Net Increase (Decrease) in Net Assets from Capital Transactions                        (12,681,945)           14,711,543
                                                                                     -------------         -------------
Total Increase (Decrease) in Net Assets                                                (10,955,080)           33,295,603
Net Assets
Beginning of Period                                                                     95,071,530            61,775,927
                                                                                     -------------         -------------
End of Period                                                                        $  84,116,450         $  95,071,530
                                                                                     =============         =============



                                                                                            Asset Management III
                                                                              --------------------------------------------
                                                                              For the six months ended  For the year ended
                                                                                 September 30, 1998+      March 31, 1998
                                                                                 -------------------      --------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                              $   1,126,450         $   1,748,553
  Net Realized Gain from Investments, Foreign Currency Transactions, Forward
   Foreign Currency Contracts and Futures Contracts                                      1,454,264             4,102,263
  Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign
   Currency Transactions, Forward Foreign Currency Contracts and Futures
   Contracts                                                                              (115,531)              976,474
                                                                                     -------------         -------------
Net Increase in Net Assets from Operations                                               2,465,183             6,827,290
                                                                                     -------------         -------------
Capital Transactions
  Proceeds from Capital Invested                                                        22,786,713            22,821,438
  Value of Capital Withdrawn                                                           (17,334,617)          (12,791,104)
                                                                                     -------------         -------------
Net Increase in Net Assets from Capital Transactions                                     5,452,096            10,030,334
                                                                                     -------------         -------------
Total Increase in Net Assets                                                             7,917,279            16,857,624
Net Assets
Beginning of Period                                                                     49,399,160            32,541,536
                                                                                     -------------         -------------
End of Period                                                                        $  57,316,439         $  49,399,160
                                                                                     =============         =============

--------------
+ Unaudited


            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolios

Financial Highlights


Contained below are selected ratios to average net assets and other supplemental data for each period indicated for the Asset Management Portfolios.


                                                                            Asset Management Portfolio
                                               -----------------------------------------------------------------------------------
                                                                                                                  For the period
                                                   For the                                                      September 16, 1993
                                                 six months                For the years ended March 31,           (Commencement
                                                    ended      -----------------------------------------------   of Operations) to
                                               Sept. 30, 1998+     1998          1997        1996        1995     March 31, 1994
                                               --------------- ------------  -----------  ----------  ---------- -----------------
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)        $ 651,069     $ 649,372     $348,539    $ 240,142   $ 96,529       $ 36,283
  Ratios to Average Net Assets:
    Net Investment Income                              3.03%*        2.97%        3.12%       3.999%      3.78%          2.83%*
    Expenses                                           0.60%*        0.60%        0.60%        0.60%      0.60%          0.60%*
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust        0.15%*        0.16%        0.16%        0.17%      0.19%          0.33%*
  Portfolio Turnover Rate                                57%          199%         137%         154%        92%            56%




                                                                           Asset Management Portfolio II
                                               -----------------------------------------------------------------------------------
                                                                                                                  For the period
                                                   For the                                                       October 14, 1993
                                                 six months                For the years ended March 31,           (Commencement
                                                    ended      -----------------------------------------------   of Operations) to
                                               Sept. 30, 1998+     1998          1997        1996        1995     March 31, 1994
                                               --------------- ------------  -----------  ----------  ---------- -----------------
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)        $  84,116      $ 95,072     $ 61,776    $ 51,400    $ 25,604       $ 19,175
  Ratios to Average Net Assets:
    Net Investment Income                              3.36%*        3.71%        3.87%       4.55%       4.41%          3.17%*
    Expenses                                           0.60%*        0.60%        0.60%       0.60%       0.60%          0.60%*
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust        0.17%*        0.18%        0.20%       0.20%       0.27%          0.48%*
  Portfolio Turnover Rate                               111%          275%         209%        208%        105%            79%



                                                                           Asset Management Portfolio III
                                               -----------------------------------------------------------------------------------
                                                                                                                  For the period
                                                   For the                                                       October 15, 1993
                                                 six months                For the years ended March 31,           (Commencement
                                                    ended      -----------------------------------------------   of Operations) to
                                               Sept. 30, 1998+     1998          1997        1996        1995     March 31, 1994
                                               --------------- ------------  -----------  ----------  ---------- -----------------
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)        $ 57,316       $ 49,399     $ 32,542    $ 28,869    $ 21,202       $ 17,586
  Ratios to Average Net Assets:
    Net Investment Income                             4.15%*         4.45%        4.64%       5.04%       4.87%          3.51%*
    Expenses                                          0.60%*         0.60%        0.60%       0.60%       0.60%          0.60%*
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust       0.18%*         0.21%        0.23%       0.22%       0.30%          0.49%*
  Portfolio Turnover Rate                              180%           389%         307%        221%        111%            84%


--------------
+ Unaudited
* Annualized



            See Notes to Financial Statements on Pages 31 through 34

Asset Management Portfolios

Notes to Financial Statements (unaudited)


Note 1--Organization and Significant Accounting Policies
A. Organization
The Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio," and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies. The Portfolios were organized and commenced operations as follows:

                             Organization            Commencement
Portfolio                        Date                of Operations
--------------------        ----------------      ------------------
Asset Management                June 9, 1992      September 16, 1993
Asset Management II         October 28, 1992        October 14, 1993
Asset Management III        October 28, 1992        October 15, 1993

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B. Security Valuation
The Portfolios' investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. Repurchase Agreements
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Foreign Currency Transactions
The books and records of the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
Each Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
Each Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
Each Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. Each Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
Each Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Asset Management Portfolios

Notes to Financial Statements (continued) (unaudited)


J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates
The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolios' average daily net assets.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolios pay Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .65% of each Portfolios' average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses to .60% of the average daily net assets of each Portfolio.

The Trust may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Trust and other accounts managed by the Company. At September 30, 1998, the Asset Management, Asset Management II, and Asset Management III Portfolios had interest income receivable from the Fund in the amounts of $7,325, $1,801, and $2,111, respectively. Additionally, distributions from the Fund to the Trust as of September 30, 1998 are included in income and summarized as follows:

                      $ 1,171,804 Asset Management
                      $   416,058 Asset Management II
                      $   241,840 Asset Management III

The Portfolios are participants with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six-month period ended September 30, 1998.

Note 3--Purchases and Sales of Investment Securities
For the Asset Management, Asset Management II, and Asset Management III, Portfolios, respectively, the aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended September 30, 1998, were as follows:

Portfolio                     Purchases             Sales
---------                     ---------             -----
Asset Management             $182,244,647       $182,608,493
Asset Management II            51,507,512         51,402,432
Asset Management III           35,433,862         36,818,050

For federal income tax purposes, the tax basis of investments held at September 30, 1998, were as follows:

Portfolio                           Cost-Tax Basis
---------                           --------------
Asset Management                     $709,753,900
Asset Management II                    86,898,412
Asset Management III                   63,778,200

The aggregate gross unrealized appreciation and depreciation for all investments as of September 30, 1998, were as follows:

Portfolio                   Appreciation        Depreciation
---------                   ------------        ------------
Asset Management             $22,373,557        $(25,975,796)
Asset Management II            2,512,473          (3,668,456)
Asset Management III             802,190            (813,346)

Asset Management Portfolios

Notes to Financial Statements (continued) (unaudited)


Note 4--Futures Contracts
A summary of obligations under these financial instruments at September 30, 1998 is as follows:

                           Asset Management Portfolio
                           --------------------------
                                                                                   Unrealized
                                                                                  Appreciation
Type of Futures               Expiration    Contracts   Position   Market Value  (Depreciation)
------------------------   -------------    ---------   --------   ------------  --------------
S&P 500                    December 1998       378        Long     $ 96,957,000   $(2,683,800)
US Treasury Note Futures   December 1998     1,349        Long      163,819,187     9,580,007
CAC 40 Year Futures        December 1998       856        Long       24,666,000      (929,176)
German Bond Futures        December 1998        99        Long       16,979,048       405,302
Gilt Futures               December 1998        36        Long        7,085,623       263,176
Japanese Bond Futures      December 1998        33        Long       33,545,974       996,197
French Bond Futures        December 1998        54        Long        5,328,357       131,679
------------------------                    -------                ------------   -----------
Total                                        2,805                 $348,381,189   $ 7,763,385
                                            =======                ============   ===========



                         Asset Management II Portfolio
                         -----------------------------
                                                                                   Unrealized
                                                                                  Appreciation
Type of Futures               Expiration    Contracts   Position   Market Value  (Depreciation)
------------------------   -------------    ---------   --------   ------------  --------------
S&P 500                    December 1998         6        Long     $  1,539,000   $   (47,250)
US Treasury Futures        December 1998       176        Long       21,373,000     1,249,875
CAC 40 Year Futures        December 1998        95        Long        2,737,465      (103,541)
German Bond Futures        December 1998        18        Long        3,087,100        73,593
Gilt Futures               December 1998         3        Long          590,469        21,977
Japanese Bond Futures      December 1998         4        Long        4,070,278       120,443
French Bond Futures        December 1998        15        Long        1,480,099        36,568
------------------------                    -------                ------------   -----------
Total                                          317                 $ 34,877,411   $ 1,351,665
                                            =======                ============   ===========



                         Asset Management III Portfolio
                         ------------------------------
                                                                                   Unrealized
                                                                                  Appreciation
Type of Futures               Expiration    Contracts   Position   Market Value  (Depreciation)
------------------------   -------------    ---------   --------   ------------  --------------
S&P 500                    December 1998         6        Long     $  1,539,000   $   (42,600)
US Treasury Futures        December 1998       157        Long       19,065,688     1,070,367
CAC 40 Year Futures        December 1998        63        Long        1,815,371       (68,663)
German Bond Futures        December 1998        12        Long        2,058,066        48,957
Gilt Futures               December 1998         2        Long          393,646        14,648
Japanese Bond Futures      December 1998         3        Long        3,049,634        90,561
French Bond Futures        December 1998        10        Long          986,733        24,373
------------------------                    -------                ------------   -----------
Total                                          253                 $ 28,908,138   $ 1,137,643
                                            =======                ============   ===========


At September 30, 1998, the Portfolios have segregated sufficient securities to cover margin requirements on open futures contracts.

Asset Management Portfolios

Notes to Financial Statements (continued) (unaudited)


Note 5--Open Forward Foreign Currency Contracts
A summary of obligations under these financial instruments at September 30, 1998 is as follows:

                                                         Asset Management Portfolio
                                                         --------------------------
                                                                                                 Net Unrealized
Contracts to Deliver               In Exchange For            Settlement Date   Value (US$)    Appreciation (US$)
-----------------------------------------------------------------------------------------------------------------
Purchases
-----------------------------------------------------------------------------------------------------------------
German Deutschemark   2,878,000    U.S. Dollars  $ 1,649,047      10/6/98       $1,725,730        $    76,682
British Pound         3,517,000    U.S. Dollars    5,867,587      10/6/98        5,973,976            106,389
Japanese Yen        284,935,000    U.S. Dollars    2,076,090      10/6/98        2,086,366             10,276
-----------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Appreciation   $   193,347
-----------------------------------------------------------------------------------------------------------------


                                                        Asset Management II Portfolio
                                                        -----------------------------
                                                                                                 Net Unrealized
Contracts to Deliver               In Exchange For            Settlement Date   Value (US$)    Appreciation (US$)
-----------------------------------------------------------------------------------------------------------------
Purchases
-----------------------------------------------------------------------------------------------------------------
German Deutschemark     822,000    U.S. Dollars  $   470,992      10/6/98       $  492,894        $    21,902
British Pound           297,000    U.S. Dollars      495,500      10/6/98          504,484              8,984
Japanese Yen         39,428,000    U.S. Dollars      287,280      10/6/98          288,702              1,422
French Franc          1,262,000    U.S. Dollars      215,448      10/6/98          225,486             10,038
-----------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Appreciation   $    42,346
-----------------------------------------------------------------------------------------------------------------


                                                        Asset Management III Portfolio
                                                        ------------------------------
                                                                                                 Net Unrealized
Contracts to Deliver               In Exchange For            Settlement Date   Value (US$)    Appreciation (US$)
-----------------------------------------------------------------------------------------------------------------
Purchases
-----------------------------------------------------------------------------------------------------------------
German Deutschemark     545,000    U.S. Dollars  $   312,276      10/6/98       $  326,797        $    14,521
British Pound           197,000    U.S. Dollars      328,665      10/6/98          334,624              5,959
Japanese Yen         26,132,000    U.S. Dollars      190,403      10/6/98          191,345                942
French Franc            836,000    U.S. Dollars      142,722      10/6/98          149,371              6,649
-----------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Appreciation   $    28,072
-----------------------------------------------------------------------------------------------------------------

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BT INVESTMENT FUNDS
LIFECYCLE LONG RANGE FUND
LIFECYCLE MID RANGE FUND
LIFECYCLE SHORT RANGE FUND


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


                              -------------------
         For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------


                                            BT Lifecycle Funds CUSIP #055922827
                                                                      055922835
                                                                      055922843
                                                            COMBLIFE 100 (9/98)